UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636
                                                    ----------------------------
                                 THE GALAXY FUND
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   Robert J. Fitzpatrick, Assistant Secretary
                       c/o Columbia Management Group, Inc
                              One Financial Center
                                BOSTON, MA 02111
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-345-6611
                                                          -------------------

                         Date of fiscal year end: MAY 31
                                                 ------------------

                     Date of reporting period: MAY 31, 2005
                                              ---------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               [GRAPHIC OMITTED]

GALAXY MONEY MARKET FUNDS

            ANNUAL REPORT
            May 31, 2005

            Galaxy Money Market Fund

            Galaxy Government
            Money Market Fund

            Galaxy U.S. Treasury
            Money Market Fund

            Galaxy Tax-Exempt
            Money Market Fund

            Galaxy Connecticut Municipal
            Money Market Fund

            Galaxy Massachusetts Municipal
            Money Market Fund

            Galaxy New York Municipal
            Money Market Fund

                                                                  [LOGO] GALAXY
                                                                         FUNDS

--------------------------------------------------------------------------------

                          THE GALAXY MONEY MARKET FUNDS
                                 PRIVACY NOTICE

      The Galaxy Money Market Funds, each a series of The Galaxy Fund, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      o Information received from you on account applications or other forms;
      o Information about your transactions with us, our affiliates, or others;
      o Information received from you in written, telephonic or electronic communications with us, our affiliates or others;
      o     Information received from a consumer reporting agency; and
      o     Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties that are affiliated with the Galaxy Money Market Funds, but only if those parties provide services to the Funds:

      o Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain our service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of the Galaxy Money Market Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with non-affiliated third parties by that entity.

----------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to the Galaxy Money Market Funds, but do not invest in shares of the Funds.

--------------------------------------------------------------------------------

CHAIRMAN'S MESSAGE

Dear Shareholder:

Enclosed is the Galaxy Money Market Funds' annual report for the 12 months ended May 31, 2005. Included in this report is a Market Overview that discusses the economic and market conditions that may have affected your investment during this time. Following the Market Overview is information that will help you understand the fund expenses you paid during the period, as well as reviews of the Galaxy taxable money market funds and the Galaxy tax-exempt money market funds. These reviews describe how Columbia Management Advisors managed the funds' portfolios in the existing economic and market environment. Financial statements and a list of portfolio holdings for each fund as of May 31, 2005, appear at the end of the report.

Short-term interest rates and money market yields rose sharply during the reporting period. As the economy continued to gain steam, the Federal Reserve reversed its stimulative policy of cutting interest rates that had been in place since January 2001. From a low of 1.00%, the Fed funds rate rose to 3.00% during the period. The Fed raised rates in a series of eight increases of 25 basis points (0.25%) each. Yields for both taxable and tax-exempt money market securities rose in response, which improved returns for shareholders of the Galaxy Money Market Funds.

Columbia Management Advisors believes that the Fed is likely to continue its measured pace of rate increases in coming months to keep the economy and inflation under control. Although economic growth has eased somewhat, it is still quite healthy by historic standards. With small, but steady rate increases, the Fed hopes to achieve a "soft landing" for the economy. Higher costs for energy, labor, or other sectors could accelerate or prolong the rise in short-term rates. With signs of slower inflation, the Fed could take a wait-and-see approach. Money market fund investors may thus enjoy further improvements in returns. If the economy slows, such investors may benefit from stable asset value as the prices for other investments become more volatile.

As always, Columbia Management Advisors continues to adjust maturities of the Galaxy Money Market Funds to maximize returns from rising yields and to look for near-term opportunities from yield fluctuations in individual market sectors. Further details of investment strategies for the funds are provided in the pages that follow. If you have questions about the information in this report, please contact the Galaxy Information Center, toll free, at 1-800-345-6611.

Sincerely,


/s/ JAMES M. SEED
James M. Seed
Chairman, Board of Trustees

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
                                  TRUSTEES AND
                          PRINCIPAL EXECUTIVE OFFICERS

                                  James M. Seed
                               CHAIRMAN & TRUSTEE

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     TRUSTEE

                                Kenneth A. Froot
                                     TRUSTEE

                                 John T. O'Neill
                                     TRUSTEE

                              Dwight E. Vicks, Jr.
                                     TRUSTEE

                              Christopher L. Wilson
                                    PRESIDENT

                                 Glen P. Martin
                            EXECUTIVE VICE PRESIDENT

                              J. Kevin Connaughton
                                    TREASURER

                                 Mary Joan Hoene
                            CHIEF COMPLIANCE OFFICER

                                Michael G. Clarke
                            CHIEF ACCOUNTING OFFICER

                               Jeffery R. Coleman
                                   CONTROLLER

                                 Mary Jo Reilly
                                    SECRETARY

                             INVESTMENT ADVISOR AND
                                 ADMINISTRATOR

                               Columbia Management
                                 Advisors, Inc.
                               100 Federal Street
                                Boston, MA 02110

                                   DISTRIBUTOR

                                 Columbia Funds
                                Distributor, Inc.
                              One Financial Center
                              Boston, MA 02111-2621

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM

                           PricewaterhouseCoopers LLP
                                 125 High Street
                                Boston, MA 02110

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                                Philadelphia, PA
                                   19103-6996
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of the Galaxy Money Market Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each fund. A fund's prospectus contains more information concerning the investment policies and expenses of the fund, as well as other pertinent information. For complete information, and before making an investment decision on any of the Galaxy Money Market Funds, you should request a prospectus by calling toll-free 1-800-345-6611. Read the prospectus carefully before you invest.

Shares of the funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America Corporation or any of its affiliates, including Columbia Management Advisors, Inc. Investments in the Galaxy Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other government agency. An investment in the funds involves investment risks, including possible loss of the principal amount invested. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Yields are historical and will vary with market performance.

Retail A Shares are currently subject to a shareholder servicing fee of 0.10% of average daily net assets.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

A description of the funds' proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-345-6611. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available (i) at www.columbiamanagement.com and (ii) on the SEC's website at www.sec.gov.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Distributor, Inc. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

                   This report was printed on recycled paper.

                                RECYCLE LOGO ART

MARKET OVERVIEW

MONEY MARKET OVERVIEW

BY COLUMBIA MANAGEMENT ADVISORS, INC.

      Intent on keeping inflation under control in a climate of healthy economic growth, the Federal Reserve Board (Fed) raised short-term interest rates by 200 basis points (2.00%) over the past year. This brought short-term rates to their highest levels since September 2001. The yields for money market securities moved higher in anticipation of each of the eight rate increases. On May 31, 2005, when the 12-month reporting period ended, the one-year LIBOR Index (a widely used benchmark for short-term yields) stood at 3.78% - versus 2.11% when the period began.

      To gain increased flexibility and make the most of rising yields, we gave greater weight to shorter maturities in the portfolios of the Galaxy Money Market Funds for much of the year. As always, we also made the most of additional opportunities that arose from near-term yield fluctuations and changes in market supply and demand.

SHORT-TERM RATES HIKED STEADILY

      At the start of the reporting period on June 1, 2004, U.S. economic growth had slowed somewhat versus previous quarters but remained relatively strong. For the second quarter of 2004, the gross domestic product (GDP) - which measures the output of U.S. goods and services - enjoyed an annualized gain of 3.3%, versus 4.5% in the first quarter. Even though higher energy prices were holding back consumer spending and other areas of the economy, employment had significantly improved. Meanwhile, core inflation (minus energy and food costs) was rising sharply. After more than three years of cutting interest rates to historically low levels, the Fed raised the short-term Fed funds rate by 25 basis points late in June of 2004. After rising sharply during April and May, in anticipation of the rate hike, money market yields advanced steadily throughout the summer.

      The Fed raised the Fed funds rate another 25 basis points in both August and September. As further employment strength boosted consumer spending and higher profits spurred spending by corporations, GDP growth reached an annualized rate of 4.0% for the third quarter of 2004. Core inflation eased during the quarter. However, further gains in energy prices, combined with stronger economic growth, signaled possible increases in inflation. With continued inflationary pressure in the fourth quarter, and positive news from the housing and manufacturing sectors that had supported GDP growth at an annualized rate of 3.8%, the Fed raised short-term rates another 25 points in both November and December.

      GDP growth continued at a healthy pace in the first quarter of 2005, posting an annualized rate of 3.8%. Retail spending remained solid despite some erosion in consumer confidence. Capital spending improved, and housing activity remained strong. With year-to-year, overall inflation still near 3%, and core inflation rising, the Fed increased short-term rates by 25 points in both February and March. Although core inflation eased in April and May, the Fed continued its policy of measured increases in short-term rates with another hike of 25 points in May. This left the Fed funds rate at 3.00% when the 12-month reporting period ended, versus 1.00% when the period began.

SHORTER MATURITIES ADD FLEXIBILITY

      Anticipating higher short-term interest rates, we had increased investments in shorter-term issues for the Galaxy taxable money market funds just before the reporting period began. This strategy, combined with larger investments in floating-rate issues, provided better flexibility for investing in higher-yielding securities as short-term interest rates and money market yields rose.

      We tended to emphasize shorter maturities in the Galaxy tax-exempt money market funds as well - making near-term adjustments for seasonal changes in market supply and demand. While supplies of tax-exempt money market securities were somewhat tighter due to the improving economy, we found opportunities in some larger issuances.

RATE HIKES MAY WIND DOWN

      The somewhat slower pace of growth in recent months may be a delayed reaction to the sharp increases in energy prices during 2004 - as well as the Fed's efforts to dampen growth through higher interest rates. With energy sup-plies now well above normal seasonal levels, we believe energy prices could decline in the second half of 2005. This, combined with levels of spending by companies and consumers, suggests a "soft landing" for the economy. Because short-term interest rates are now closer to normal levels, and inflation appears under control, we believe the Fed may soon start to wind down its hikes in short-term interest rates.

      As in the past, we will continue to monitor the pace of economic growth and inflation to anticipate future moves in interest rates. If short-term rates and money market yields plateau, we expect to add investments in longer maturities in both the Galaxy taxable money market funds and the Galaxy tax-exempt money market funds as we find attractive investment opportunities. In the meantime, we will look for near-term opportunities from likely fluctuations in yields due to changing interest rate expectations. We will also seek to make the most of opportunities that arise in individual market sectors.

PERFORMANCE AT-A-GLANCE as of May 31, 2005(%)

--------------------------------------------------------------------------------

                                                             RETAIL A    TRUST
                                                              SHARES     SHARES
                                                              ------     ------
      GALAXY MONEY MARKET FUND
           7-day average yield............................     2.50       2.65
           30-day average yield...........................     2.47       2.61

      GALAXY GOVERNMENT MONEY MARKET FUND
           7-day average yield............................     2.41       2.58
           30-day average yield...........................     2.35       2.52

      GALAXY U.S. TREASURY MONEY MARKET FUND
           7-day average yield............................     2.18       2.33
           30-day average yield...........................     2.16       2.31

      GALAXY TAX-EXEMPT MONEY MARKET FUND
           7-day average yield............................     2.11       2.24
           30-day average yield...........................     2.11       2.24

      GALAXY CONNECTICUT MUNICIPAL
      MONEY MARKET FUND
           7-day average yield............................     2.10       2.19
           30-day average yield...........................     2.14       2.23

      GALAXY MASSACHUSETTS MUNICIPAL
      MONEY MARKET FUND
           7-day average yield............................     2.14       2.22
           30-day average yield...........................     2.17       2.25

      GALAXY NEW YORK MUNICIPAL
      MONEY MARKET FUND
           7-day average yield............................     2.34       2.44
           30-day average yield...........................     2.34       2.44

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. HAD THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES NOT WAIVED OR REIMBURSED A PORTION OF EXPENSES, YIELDS WOULD HAVE BEEN LOWER. PLEASE CALL 1-800-345-6611 FOR THE MOST RECENT DAILY AND MONTH-END PERFORMANCE UPDATES.

UNDERSTANDING YOUR EXPENSES

--------------------------------------------------------------------------------

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE BY CALLING 1-800-345-6611

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR FINANCIAL INSTITUTION, CONTACT YOUR FINANCIAL INSTITUTION TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD", LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL". MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

--------------------------------------------------------------------------------

As a shareholder of the Galaxy Money Market Funds, you incur certain ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period for each share class. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the actual expense ratio for each share class. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

GALAXY MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID         FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $      EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,009.90      1,021.64         3.31          3.33               0.66
--------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,010.70      1,022.54         2.41          2.42               0.48
--------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY GOVERNMENT MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID         FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $      EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,009.40      1,021.49         3.46          3.48               0.69
--------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,010.20      1,022.29         2.66          2.67               0.53
--------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

UNDERSTANDING YOUR EXPENSES

GALAXY U.S. TREASURY MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,009.30      1,021.69         3.26          3.28                  0.65
------------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,010.10      1,022.44         2.51          2.52                  0.50
------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY TAX-EXEMPT MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,007.40      1,021.89         3.05          3.07                  0.61
------------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,008.00      1,022.54         2.40          2.42                  0.48
------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

-------------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,007.00      1,021.74         3.20          3.23                  0.64
-------------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,007.40      1,022.19         2.75          2.77                  0.55
-------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

-------------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,007.40      1,021.94         3.00          3.02                  0.60
-------------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,007.80      1,022.34         2.60          2.62                  0.52

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

UNDERSTANDING YOUR EXPENSES

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
DECEMBER 1, 2004 - MAY 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                   ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                  ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
RETAIL A         1,000.00      1,000.00        1,008.10      1,022.69         2.25          2.27                  0.45
------------------------------------------------------------------------------------------------------------------------------
TRUST            1,000.00      1,000.00        1,008.60      1,023.19         1.75          1.77                  0.35
------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the tables are meant to highlight only ongoing costs of investing in each share class of the funds. As a shareholder of the funds, you do not incur any transaction costs, such as sales charges or redemption or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds.

PORTFOLIO REVIEWS

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED. PLEASE CALL 1-800-345-6611 FOR THE MOST RECENT DAILY AND MONTH-END PERFORMANCE UPDATES.

A PORTION OF THE FUNDS' INCOME MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL, CFA, PORTFOLIO MANAGER

      As interest rates and money market yields rose over the past year, we adjusted portfolio maturities and liquidity to maximize returns for the Galaxy taxable money market funds - which include the Galaxy Money Market Fund, Galaxy Government Money Market Fund, and Galaxy U.S. Treasury Money Market Fund.

      For the 12 months ended May 31, 2005, Trust Shares of the Galaxy Money Market Fund had a total return of 1.64% and Retail A Shares of the Fund earned a total return of 1.45%. During the same period, total returns averaged 1.63% and 1.20%, respectively, for trust and retail shares of other taxable money market funds that reported their results to Lipper, Inc. ("Lipper"), a mutual fund performance-tracking service.

      Trust Shares of the Galaxy Government Money Market Fund had a total return of 1.53% and the Fund's Retail A Shares had a total return of 1.37% during the 12-month reporting period ended May 31, 2005. Trust shares and retail shares of other U.S. government money market funds that reported their performances to Lipper earned average total returns of 1.63% and 1.25%, respectively, over the same time.

      Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 1.45%, for the 12-month period ended May 31, 2005, and the Fund's Retail A Shares earned a total return of 1.30%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned total returns of 1.49% and 1.18%, respectively, for the same period.

      On May 31, 2005, the Galaxy Money Market Fund had an average weighted maturity of 30 days, the Galaxy Government Money Market Fund had an average weighted maturity of 39 days and the Galaxy U.S. Treasury Money Market Fund had an average weighted maturity of 34 days.

ADJUSTED MATURITIES FOR RISING YIELDS

      At the start of the 12-month reporting period, we had just moved from a "barbelled" maturity structure to a laddered distribution. With this strategy, we gained extra liquidity for maximizing the opportunities to invest in higher-yielding instruments as the Fed raised short-term interest rates. We emphasized shorter maturities for most of the period. We bought issues with slightly longer maturities, three to six months, as we found yields that were particularly attractive. This increased the Funds' average maturities slightly and enhanced their yields.

KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.

GALAXY MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS & NET OTHER ASSETS AND LIABILITIES:      4
COMMERCIAL PAPER:                                             24
CORPORATE NOTES AND BONDS:                                    38
CERTIFICATES OF DEPOSIT:                                       8
U.S. GOVERNMENT AGENCY OBLIGATIONS:                            8
MUNICIPAL SECURITIES:                                         18

GALAXY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                                           Trust          Retail A
          6/30/2004                        0.78             0.56
          7/31/2004                        0.93             0.71
          8/29/2004                        1.09             0.88
          9/30/2004                        1.30             1.09
          10/31/2004                       1.42             1.21
          11/28/2004                       1.59             1.38
          12/31/2004                       1.80             1.59
          01/31/2005                       1.91             1.70
          02/28/2005                       2.07             1.92
          03/31/2005                       2.28             2.13
          04/30/2005                       2.52             2.36
          05/31/2005                       2.65             2.50

GALAXY GOVERNMENT MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS  & NET OTHER ASSETS AND LIABILITIES:   28
FEDERAL NATIONAL MORTGAGE ASSOCIATION:                       19
FEDERAL HOME LOAN BANK:                                      14
FEDERAL HOME LOAN MORTGAGE CORPORATION:                      36
FEDERAL FARM CREDIT BANK:                                     3

PORTFOLIO REVIEWS

      We replaced maturing agency securities in the Galaxy Money Market Fund that had fixed interest rates with asset-backed commercial paper, floating-rate issues tied to the one- and three-month LIBOR indices. We also selectively added floating-rate issues to the Galaxy Government Money Market Fund and the Galaxy U.S. Treasury Money Market Fund. Yields for most of these floaters are tied to the prime interest rate charged by banks and move in tandem with the Fed funds rate.

      Investments in taxable municipal variable-rate demand notes, which are very attractive because the yields move with LIBOR, were particularly helpful to returns for the Galaxy Money Market Fund. These issues have underlying credit support from a bank or other financial institution. As the yield curve steepened in the second half of the period and we looked for opportunities in longer maturities, we traded some of the taxable munis for asset-backed securities to enhance yield.

KEEPING AN EYE ON THE FED

      The full potential for business spending may not have been realized in recent quarters - given a maturing economic cycle, two consecutive years of double-digit growth in profits, and a large buildup of cash on corporate balance sheets. The economy may get a further boost as energy prices peak. With labor costs under control, however, a significant increase in inflation seems unlikely for now. Going forward, we will continue to watch economic data for signs of future Fed moves. If it appears that a slowdown in rate hikes is on the horizon, we would likely extend maturities in Galaxy taxable money market fund portfolios to capture additional yield.

GALAXY GOVERNMENT MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                                Trust             Retail A
      6/30/2004                  0.63              0.48
      7/31/2004                  0.80              0.65
      8/31/2004                  1.02              0.88
      9/30/2004                  1.21              1.06
      10/31/2004                 1.30              1.16
      11/30/2004                 1.51              1.34
      12/31/2004                 1.72              1.56
      1/31/2005                  1.83              1.66
      2/28/2005                  2.00              1.83
      3/31/2005                  2.19              2.02
      4/30/2005                  2.35              2.18
      5/31/2005                  2.58              2.41

GALAXY U.S. TREASURY MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

U.S. TREASURY BILLS:                83
NET OTHER ASSETS AND LIABILITIES*
FEDERAL FARM CREDIT BANK:           11
FEDERAL HOME LOAN BANK:              6

GALAXY U.S. TREASURY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                                 Trust            Retail A
       6/30/2004                  0.51              0.36
       7/31/2004                  0.64              0.49
       8/29/2004                  0.83              0.68
       9/30/2004                  1.06              0.91
       10/31/2004                 1.15              1.00
       11/30/2004                 1.34              1.19
       12/31/2004                 1.73              1.58
       1/31/2005                  1.82              1.67
       2/28/2005                  2.01              1.86
       3/31/2005                  2.31              2.16
       4/30/2005                  2.26              2.11
       5/31/2005                  2.33              2.18

* PERCENTAGE LESS THAN 1%

PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT MONEY MARKET FUNDS

BY NORM DESROSIERS, PORTFOLIO MANAGER

      As yields on tax-exempt instruments rose over the past year, we found many opportunities to enhance returns for the Galaxy tax-exempt money market funds - which include the Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund. We also maximized investment opportunities that arose from seasonal changes in supply and demand.

      For the 12 months ended May 31, 2005, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had total returns of 1.25% and 1.12%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 1.33% and 1.00%, respectively.

      During the period, Trust Shares and Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had total returns of 1.13% and 1.03%, respectively, versus an average total return of 0.94% for trust and retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Trust Shares and Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had total returns of 1.19% and 1.11%, respectively, versus the average total return of 1.07% for the trust and retail shares of other Massachusetts tax-exempt money market funds as reported by Lipper. Trust Shares and Retail A Shares of the Galaxy New York Municipal Money Market Fund had total returns of 1.36% and 1.26%, respectively, versus an average total return of 1.10% for the trust and retail shares of other New York tax-exempt money market funds as reported by Lipper.

      As of May 31, 2005, the average weighted maturity of the Galaxy Tax-Exempt Money Market Fund was 35 days. The average weighted maturities of the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund were 22 days, 32 days and 19 days, respectively.

MADE THE MOST OF HIGHER YIELDS AND SEASONAL OPPORTUNITIES

      We increased liquidity in the Funds just before the reporting period began, in anticipation of the April tax season. Besides accommodating redemptions as shareholders paid their taxes, the added liquidity let us take advantage of the sharp increase in yields that occurred once the reporting period was underway. The greater emphasis on shorter-term issues remained beneficial in July and August, when state and local governments issued new tax-exempt notes - putting further upward pressure on yields.

      In September, we found attractive yields in a $6.6 billion issue of tax and revenue anticipation notes by the State of Texas. As September ended, redemptions of municipal money market funds for tuition and corporate tax payments put downward pressure on yields for shorter-term, tax-exempt commercial paper and variable rate demand notes. This made yields for fixed-rate issues more attractive. We took advantage of this investment opportunity by trading investments in floating-rate securities for fixed-rate instruments with somewhat longer maturities.

NORM DESROSIERS HAS BEEN CO-MANAGING THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE JUNE 2000, AND WAS NAMED PORTFOLIO MANAGER IN JULY 2002. HE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1994.

GALAXY TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

SOUTH:                                                                   36
NORTH CENTRAL:                                                           38
EAST:                                                                    11
PACIFIC:                                                                  5
MOUNTAIN:                                                                 7
OTHER TERRITORIES, CASH EQUIVALENT & NET OTHER ASSETS AND LIABILITIES:    3

GALAXY TAX-EXEMPT MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                             Trust            Retail A
        6/30/2004             0.78             0.50
        7/31/2004             0.93             0.71
        8/29/2004             1.09             0.88
        9/30/2004             1.06             1.09
        10/31/2004            1.42             1.21
        11/30/2004            1.59             1.38
        12/31/2004            1.45             1.32
        1/31/2005             1.39             1.26
        2/28/2005             1.44             1.31
        3/31/2005             1.65             1.52
        4/30/2005             2.24             2.11
        5/31/2005             2.24             2.11



GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                               Trust           Retail A
        6/30/2004              0.55            0.46
        7/31/2004              0.56            0.45
        8/29/2004              0.75            0.64
        9/30/2004              0.93            0.83
        10/31/2004             1.07            0.98
        11/30/2004             1.08            0.98
        12/31/04               1.31            1.21
        01/31/05               1.26            1.16
        02/29/05               1.27            1.18
        03/31/05               1.45            1.36
        04/30/05               2.23            2.14
        05/31/05               2.19            2.10

PORTFOLIO REVIEWS

      In November, we took advantage of attractive opportunities in six-month put bonds and short-maturity, tax-exempt commercial paper. These purchases helped us avoid the drop in yields that typically occurs as investors return to tax-exempt money market funds in January after the calendar year-end and the supply of tax-exempt instruments decreases significantly.

      With the approach of the April 2005 tax season and anticipation of additional Fed rate hikes, the yields on tax-exempt instruments spiked. As a result, the short-end of the municipal yield curve became inverted - with shorter maturities out yielding longer maturities. In this environment, we continued to emphasize investments in shorter maturities that were especially attractive. This strategy helped us take advantage of higher-yielding investments that became available in May due to increased supply. To get through the period in July when demand traditionally increases and yields dip, we purchased tax-exempt commercial paper with short maturities.

FOCUS ON SHORTER MATURITIES TO CONTINUE

      Yields for tax-exempt instruments tend to lag those for taxable securities. Thus while the tax-exempt market may be choppy in coming months, as investors watch for signals from the Fed, tax-exempt yields could continue to rise. In the near term, we plan to continue investing in tax-exempt commercial paper that matures in August or September - as well as variable-rate demand notes, in an attempt to take advantage of any further rate hikes by the Fed. We will then look for opportunities to increase the Funds' yields during the traditionally heavy period of new note issuance that occurs from late June through August. As always, we will continue to seek investments that offer strong relative value.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF
MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

CONNECTICUT:                                          83
OTHER TERRITORIES:                                    10
NORTH CENTRAL:                                         4
MOUNTAIN:                                              2
CASH EQUIVALENT & NET OTHER ASSETS AND LIABILITIES:    1

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF
MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

MASSACHUSETTS:                                        91
SOUTH:                                                 1
NORTH CENTRAL:                                         1
OTHER TERRITORIES:                                     4
CASH EQUIVALENT & NET OTHER ASSETS AND LIABILITIES:    3

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                           Trust         Retail A
          6/30/2004         0.59          0.51
          7/31/2004         0.60          0.52
          8/31/2004         0.79          0.71
          9/30/2004         0.97          0.89
          10/31/2004        1.17          1.09
          11/30/2004        1.14          1.06
          12/31/2004        1.37          1.29
          1/31/2005         1.34          1.26
          2/28/2005         1.38          1.30
          3/31/2005         1.62          1.54
          4/30/2005         2.23          2.15
          5/31/2005         2.22          2.14

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF
MAY 31, 2005 (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

NEW YORK:                                              88
SOUTH:                                                  2
MOUNTAIN:                                               3
NORTH CENTRAL:                                          5
OTHER TERRITORIES:                                      2
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES*

* PERCENTAGE LESS THAN 1%

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                                    Trust        Retail A
            6/30/04                 0.76           0.66
            7/31/04                 0.77           0.67
            8/31/04                 0.98           0.88
            9/30/04                 1.16           1.06
            10/31/04                1.35           1.25
            11/30/04                1.31           1.21
            12/31/2004              1.54           1.44
            1/31/2005               1.49           1.39
            2/28/2005               1.49           1.39
            3/31/2005               1.76           1.66
            4/30/2005               2.44           2.34
            5/31/2005               2.44           2.34

                       This page left blank intentionally.

GALAXY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

CORPORATE NOTES AND BONDS - 37.93%

                  FINANCE - 37.93%

 $ 50,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  3.17%, 05/05/06 (A)                           $    50,000,000
   10,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  3.12%, 06/19/06 (A)(B)                             10,000,000
    6,000,000     Aquarium Parking Deck
                  Series 2005
                  3.06%, 04/01/20 (C)
                  LOC: SunTrust Bank, N.A.                            6,000,000
   13,000,000     CC USA, Inc., MTN
                  2.90%, 12/02/05 (A)(B)                             12,998,195
   20,000,000     Fifth Third Bancorp
                  Extendible
                  3.05%, 06/23/06 (A)(B)                             20,000,000
   60,000,000     General Electric Capital Corp.
                  MTN, Extendible
                  3.19%, 06/16/06 (A)                                60,003,037
   25,000,000     Goldman Sachs Group, Inc.
                  MTN, Extendible
                  3.16%, 06/15/06 (A)(B)(D)                          25,016,342
    2,000,000     Gulf Gate Apartments
                  Series 2003
                  3.12%, 09/01/28 (C)
                  LOC: Wells Fargo Bank, N.A.                         2,000,000
   20,000,000     Harrier Finance Funding LLC
                  Series 2, MTN
                  3.12%, 10/25/05 (A)(B)                             20,000,000
   15,000,000     HBOS Treasury Services Plc
                  Series 1, MTN
                  3.15%, 07/29/05 (A)(B)                             15,002,148
   20,000,000     HBOS Treasury Services Plc
                  MTN, Extendible
                  3.10%, 06/30/06 (A)(B)                             20,000,000
   20,000,000     Links Finance LLC, MTN
                  3.08%, 03/15/06 (A)(B)                             20,001,833
   20,000,000     MBIA Global Funding LLC, MTN
                  3.06%, 07/29/05 (A)(B)                             20,000,000
   40,000,000     Morgan Stanley
                  Series EXL, Extendible
                  3.13%, 06/27/06 (A)                                40,000,000
   15,000,000     Royal Bank of Canada
                  Series 1, MTN, Extendible
                  3.10%, 06/09/06 (A)                                15,000,000
   10,000,000     Sedna Finance, Inc., MTN
                  2.75%, 10/14/05 (A)(B)                             10,000,000
   15,000,000     Sigma Finance, Inc.
                  Series 2, MTN
                  3.05%, 10/17/05 (A)(B)                             14,998,308
   10,000,000     Sigma Finance, Inc., MTN
                  3.18%, 01/23/06 (A)(B)                             10,003,033
   25,000,000     Tango Finance Corp., MTN
                  3.13%, 01/17/06 (A)(B)                             25,001,999

  PAR VALUE                                                            VALUE
 -----------                                                        -----------

                  FINANCE (CONTINUED)

 $ 30,000,000     US Bank, N.A., BN
                  3.23%, 02/17/06 (A)                           $    29,999,827
   25,000,000     Wells Fargo & Co.
                  Extendible
                  3.06%, 06/15/06 (A)(B)                             25,000,000
   20,000,000     Whistlejacket Capital LLC, MTN
                  3.07%, 05/15/06 (A)(B)                             19,998,088
   25,000,000     White Pine Finance  LLC, MTN
                  3.15%, 04/20/06 (A)(B)                             24,997,757
   20,000,000     White Pine Finance LLC, MTN
                  2.91%, 09/07/05 (A)(B)                             19,997,864
    5,000,000     White Pine Finance LLC, MTN
                  3.05%, 04/05/06 (A)(B)                              4,998,899
                                                                ---------------
                                                                    521,017,330
                                                                ---------------
                  TOTAL CORPORATE NOTES AND BONDS                   521,017,330
                  (Cost $521,017,330)                           ---------------

COMMERCIAL PAPER - 24.48%

                  FINANCE - 24.48%

   10,000,000     Amstel Funding Corp.
                  3.21%, 08/22/05 (E)(F)                              9,927,567
   20,000,000     Amstel Funding Corp.
                  3.30%, 10/18/05 (E)(F)                             19,749,028
   10,000,000     Atlantis One Funding
                  3.26%, 09/19/05 (E)(F)                              9,902,222
   15,117,000     Brahms Funding Corp.
                  3.07%, 06/27/05 (E)(F)                             15,083,591
    8,000,000     Concord Minuteman Capital Corp.
                  3.35%, 10/18/05 (B)(E)                              7,898,067
   10,000,000     Concord Minuteman Capital Corp.
                  3.38%, 10/20/05 (B)(E)                              9,869,575
   15,000,000     Edison Asset Securitization LLC
                  3.19%, 09/01/05 (E)(F)                             14,879,250
   19,853,000     Eiffel Funding LLC
                  3.17%, 08/03/05 (E)(F)                             19,743,908
   15,000,000     Giro Balanced Funding Corp.
                  3.25%, 09/23/05 (E)(F)                             14,848,000
   29,000,000     Grampian Funding LLC
                  2.89%, 06/30/05 (E)(F)                             28,933,187
   15,000,000     Grampian Funding LLC
                  3.18%, 09/09/05 (E)(F)                             14,869,583
    8,151,000     Ivory Funding Corp.
                  3.22%, 08/18/05 (E)(F)                              8,094,663
   27,790,000     Market Street Funding
                  3.06%, 07/05/05 (E)(F)                             27,710,212
   10,000,000     Premier Asset Collateralized Entity LLC
                  2.88%, 06/01/05 (B)(E)                             10,000,000
   25,000,000     Silver Tower US Funding LLC
                  2.98%, 07/05/05 (E)(F)                             24,930,347
   40,117,000     Solitaire Funding LLC
                  3.02%, 06/22/05 (E)(F)                             40,046,795
   12,300,000     Stanfield Victoria Funding LLC
                  3.04%, 06/28/05 (B)(E)                             12,272,140
   20,000,000     Surrey Funding Corp.
                  3.03%, 06/29/05 (E)(F)                             19,953,256

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  FINANCE (CONTINUED)

 $ 20,000,000     Tango Finance Corp.
                  3.27%, 08/30/05 (B)(E)                        $    19,838,000
    3,184,000     Whistlejacket Capital, Ltd.
                  2.91%, 06/13/05 (B)(E)                              3,180,933
    4,527,000     Whistlejacket Capital, Ltd.
                  3.22%, 08/15/05 (B)(E)                              4,496,914
                                                                ---------------
                                                                    336,227,238
                                                                ---------------
                  TOTAL COMMERCIAL PAPER                            336,227,238
                  (Cost $336,227,238)                           ---------------

MUNICIPAL SECURITIES - 17.80%

                  GEORGIA - 0.93%

   12,755,000     De Kalb County Development Authority
                  Emory University, Series B, GO
                  3.07%, 11/01/25 (C)                                12,755,000
                                                                ---------------

                  ILLINOIS - 1.56%

   21,500,000     Memorial Health System
                  3.07%, 10/01/24 (C)
                  LOC: JPMorgan Chase Bank                           21,500,000
                                                                ---------------

                  KENTUCKY - 0.82%

   11,240,000     Hardin County
                  Industrial Building Revenue
                  Refunding & Improvement
                  St. James Group
                  3.10%, 03/01/27 (C)
                  LOC: FHLB                                          11,240,000
                                                                ---------------

                  MAINE - 3.28%

   45,000,000     Portland, Pension Bonds, GO
                  3.07%, 06/01/26 (C)
                  SPA: Landesbank Hessen-Thuringen GZ                45,000,000
                                                                ---------------

                  MARYLAND - 5.31%

   22,110,000     Baltimore Community
                  Development Financing Corp.
                  3.06%, 08/15/30 (C)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                           22,110,000
   44,700,000     Baltimore Project Revenue
                  Baltimore Package Facilities
                  3.08%, 07/01/32 (C)
                  Insured: FGIC
                  SPA: Dexia Credit Local de France                  44,700,000
    6,135,000     Maryland State
                  Health & Higher Education Authority
                  Charlestown Project, Series B
                  3.10%, 01/01/28 (C)
                  LOC: Wachovia Bank, N.A.                            6,135,000
                                                                ---------------
                                                                     72,945,000
                                                                ---------------

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  MICHIGAN - 0.72%

 $  9,850,000     Michigan State University
                  Series C
                  3.07%, 02/15/33 (C)
                  SPA: Landesbank Hessen-Thuringen GZ           $     9,850,000
                                                                ---------------

                  MINNESOTA - 1.09%

   14,930,000     St. Paul Housing & Redevelopment Authority
                  Land Assembly Revenue
                  Housing 5000 Project
                  3.12%, 01/01/24 (C)
                  LOC: U.S. Bank, N.A.                               14,930,000
                                                                ---------------

                  NEW HAMPSHIRE - 0.80%

   10,000,000     New Hampshire State Business
                  Finance Authority
                  Student Guaranteed
                  Series B
                  3.14%, 11/01/20 (C)
                  SPA: Bank of New York                              10,000,000
    1,000,000     New Hampshire, HEFA
                  Easter Seals, Series B
                  3.13%, 12/01/08 (C)
                  LOC: Citizens Bank                                  1,000,000
                                                                ---------------
                                                                     11,000,000
                                                                ---------------

                  NEW YORK - 2.92%

   40,100,000     New York
                  Series A-9, GO
                  3.07%, 11/01/23 (C)
                  Insured: FGIC
                  SPA: FGIC SPI                                      40,100,000
                                                                ---------------

                  OHIO - 0.37%

    5,160,000     Richland County
                  Healthcare Facilities Revenue
                  Wesleyan, Series B
                  3.07%, 11/01/27 (C)
                  LOC: JPMorgan Chase Bank                            5,160,000
                                                                ---------------
                  TOTAL MUNICIPAL SECURITIES                        244,480,000
                  (Cost $244,480,000)                           ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.01%

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.01%

   35,000,000     2.93%, 09/09/05 (A)                                35,000,000
   50,000,000     3.08%, 10/07/05 (A)                                50,000,000
   25,000,000     3.18%, 11/07/05 (A)                                25,000,000
                                                                ---------------
                                                                    110,000,000
                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          110,000,000
                  (Cost $110,000,000)                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

CERTIFICATES OF DEPOSIT - 7.79%

 $ 60,000,000     Canadian Imperial Bank of Commerce N.Y.
                  Yankee, Extendible
                  3.15%, 06/15/06 (A)                           $    60,000,000
   12,000,000     Credit Suisse First Boston N.Y., Yankee
                  3.11%, 12/29/05 (A)                                12,001,392
   10,000,000     SunTrust Bank
                  3.14%, 08/18/05                                    10,000,000
   25,000,000     Unicredito Italiano N.Y.
                  3.11%, 07/27/05 (A)                                24,997,425
                                                                ---------------
                  TOTAL CERTIFICATES OF DEPOSIT                     106,998,817
                                                                ---------------

REPURCHASE AGREEMENTS - 5.46%

   50,000,000     Repurchase Agreement with:
                  Citigroup
                  3.1125%, Due 06/01/05
                  dated 05/31/05
                  Repurchase Price $50,004,323
                  (Collateralized by Corporate Bonds &
                  Asset-Backed Securities in a joint trading
                  account, zero coupon - 10.50%
                  Due 07/15/05 - 10/26/34;
                  Total Par $55,106,870
                  Market Value $52,500,000)                          50,000,000
   15,000,000     Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  3.1125%, Due 06/01/05
                  dated 05/31/05
                  Repurchase Price $15,001,297
                  (Collateralized by Corporate
                  Bonds in a joint trading
                  account, zero coupon - 11.75%
                  Due 11/01/05 - 12/31/49;
                  Total Par $14,738,193
                  Market Value $15,750,186)                          15,000,000
    9,920,000     Repurchase Agreement with:
                  Greenwich Capital Markets
                  3.10%, Due 06/01/05
                  dated 05/31/05
                  Repurchase Price $9,920,854
                  (Collateralized by U.S. Government
                  Agency Obligations in a joint trading
                  account, 0.10% - 14.29%,
                  Due 04/16/08 - 04/16/45;
                  Total Par $32,932,359
                  Market Value $10,217,711)                           9,920,000
                                                                ---------------
                  TOTAL REPURCHASE AGREEMENTS                        74,920,000
                  (Cost $74,920,000)                            ---------------

TOTAL INVESTMENTS - 101.47%                                       1,393,643,385
(Cost $1,393,643,385)*                                          ---------------

NET OTHER ASSETS AND LIABILITIES - (1.47)%                          (20,160,404)
                                                                ---------------
NET ASSETS - 100.00%                                            $ 1,373,482,981
                                                                ===============

*           Aggregate cost for federal tax purposes.
(A)         Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of May 31, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of May 31,
            2005, these securities amounted to $344,016,614 or 25.05% of net assets. These securities are deemed to be liquid, except as described in (D).
(C)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of May 31, 2005.
(D)         Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment
            Company Act of 1940, as amended. As of May 31, 2005, this security amounted to $25,016,342 or 1.82% of net assets.
(E)         Discount yield at time of purchase.
(F)         Securities exempt from registration under section 4(2) of the
            Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities
            Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
            As of May 31, 2005, these securities amounted to $268,671,609 or
            19.56% of net assets. These securities are deemed to be liquid.
BN          Bank Note
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FHLB        Federal Home Loan Bank
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
MTN         Medium Term Note
SPA         Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                            VALUE
 -----------                                                       -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.48%

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 36.09%

 $  5,000,000     3.05%, 08/01/05 (A)                           $     4,974,414
   10,000,000     3.09%, 08/09/05 (A)                                 9,941,158
    3,650,000     1.50%, 08/15/05                                     3,637,167
   16,000,000     2.93%, 09/09/05 (B)                                16,000,115
    3,000,000     3.14%, 09/20/05 (A)                                 2,971,417
   25,000,000     3.08%, 10/07/05 (B)                                25,002,066
   15,000,000     3.33%, 11/01/05 (A)                                14,790,900
    5,000,000     3.34%, 11/01/05 (A)                                 4,930,300
   15,000,000     3.18%, 11/07/05 (B)                                15,000,000
                                                                ---------------
                                                                     97,247,537
                                                                ---------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.12%

   10,000,000     2.82%, 06/01/05 (A)                                10,000,000
    8,700,000     3.11%, 08/01/05 (A)                                 8,654,375
   15,000,000     3.19%, 08/24/05 (A)                                14,889,925
    3,000,000     3.12%, 09/07/05 (A)                                 2,974,928
   15,000,000     3.03%, 10/21/05 (B)                                14,996,181
                                                                ---------------
                                                                     51,515,409
                                                                ---------------

                  FEDERAL HOME LOAN BANK - 13.67%

   20,000,000     3.03%, 07/15/05, Series 445 (B)                    19,999,152
    9,415,000     3.15%, 08/17/05 (A)                                 9,351,969
    7,500,000     2.99%, 09/16/05, Series 456 (B)                     7,499,021
                                                                ---------------
                                                                     36,850,142
                                                                ---------------

                  FEDERAL FARM CREDIT BANK - 2.60%

    5,000,000     3.01%, 08/09/06 (B)                                 4,998,230
    2,000,000     3.00%, 10/04/06 (B)                                 1,998,891
                                                                ---------------
                                                                      6,997,121
                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          192,610,209
                  (Cost $192,610,209)                           ---------------

  PAR VALUE                                                            VALUE
 -----------                                                       -----------

REPURCHASE AGREEMENTS - 28.61%

 $ 17,087,000     Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  3.07%, Due 06/01/05
                  dated 05/31/05
                  Repurchase Price $17,088,457
                  (Collateralized by U.S. Government
                  Agency Obligations in a joint trading
                  account, zero coupon
                  Due 08/01/33 - 09/01/34;
                  Total Par $17,446,463
                  Market Value $17,599,783)                     $    17,087,000
   60,000,000     Repurchase Agreement with:
                  Greenwich Capital Markets
                  3.10%, Due 06/01/05
                  dated 05/31/05
                  Repurchase Price $60,005,167
                  (Collateralized by U.S. Government
                  Agency Obligations in a joint trading
                  account, 0.10% - 14.29%,
                  Due 04/16/08 - 04/16/45;
                  Total Par $199,187,658
                  Market Value $61,800,670)                          60,000,000
                                                                ---------------
                  TOTAL REPURCHASE AGREEMENTS                        77,087,000
                  (Cost $77,087,000)                            ---------------

TOTAL INVESTMENTS - 100.09%                                         269,697,209
(Cost $269,697,209)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - (0.09)%                             (250,509)
                                                                ---------------
NET ASSETS - 100.00%                                            $   269,446,700
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of May 31, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.14%

                  U.S. TREASURY BILLS  - 82.95%

 $ 23,700,000     2.53%, 06/02/05 (A)                           $    23,698,337
   35,000,000     2.71%, 06/09/05 (A)                                34,979,078
   25,000,000     2.73%, 06/16/05 (A)                                24,971,719
    7,300,000     2.75%, 06/30/05 (A)                                 7,283,946
   25,000,000     2.58%, 07/07/05 (A)                                24,936,250
   25,000,000     2.71%, 07/07/05 (A)                                24,932,625
   50,000,000     2.74%, 07/07/05 (A)                                49,863,750
  100,000,000     2.74%, 07/14/05 (A)                                99,674,514
   10,000,000     2.81%, 08/11/05 (A)                                 9,944,975
   25,000,000     2.84%, 08/11/05 (A)                                24,860,958
   25,000,000     3.02%, 09/15/05 (A)                                24,781,007
                                                                ---------------
                                                                    349,927,159
                                                                ---------------

                  FEDERAL FARM CREDIT BANK  - 10.66%

   20,000,000     3.01%, 08/09/06 (B)                                19,992,919
   25,000,000     3.03%, 01/25/07 (B)                                24,993,888
                                                                ---------------
                                                                     44,986,807
                                                                ---------------

                  FEDERAL HOME LOAN BANK  - 6.53%

 $  2,541,000     2.98%, 06/01/05 (A)                           $     2,541,000
   25,000,000     3.03%, 07/15/05 (B)                                24,998,940
                                                                ---------------
                                                                     27,539,940
                                                                ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS                                       422,453,906
                  (Cost $422,453,906)                           ---------------

TOTAL INVESTMENTS - 100.14%                                         422,453,906
(Cost $422,453,906)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - (0.14)%                             (572,218)
                                                                ---------------
NET ASSETS - 100.00%                                            $   421,881,688
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of May 31, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

MUNICIPAL SECURITIES - 99.26%

                  ALASKA - 2.77%

 $ 25,000,000     North Slope Borough
                  Series A, GO
                  3.02%, 06/30/10 (A)
                  Insured: MBIA
                  SPA: Dexia Credit Local de France             $    25,000,000
                                                                ---------------

                  ARIZONA - 0.81%

    4,545,000     Phoenix, IDA
                  Multi-Family Housing Revenue
                  Sunrise Vista Apartments
                  Series A, AMT
                  3.07%, 06/01/31 (A)
                  LOC: Wells Fargo Bank, N.A.                         4,545,000
    2,800,000     Tempe, IDA
                  Centers for Habilitation
                  3.07%, 12/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                         2,800,000
                                                                ---------------
                                                                      7,345,000
                                                                ---------------

                  COLORADO - 2.51%

    6,915,000     Castle Pines
                  North Metropolitan District, GO
                  3.07%, 12/01/28 (A)
                  LOC: U.S. Bank, N.A.                                6,915,000
    8,330,000     Colorado Department of Transportation
                  (Roaring Fork Municipal Products LLC
                  Series 2004-3, Class A)
                  3.04%, 12/15/16 (A)(B)
                  Insured: FGIC
                  SPA: Bank of New York                               8,330,000
    4,210,000     Colorado Health Facilities Authority
                  Golden West Manor Project
                  Series A
                  3.00%, 07/01/32 (A)
                  LOC: U.S. Bank, N.A.                                4,210,000
    3,250,000     Lafayette Improvement District
                  Special Assessment Revenue
                  Special Improvement No. 02-01
                  3.00%, 12/01/22 (A)
                  LOC: Wells Fargo Bank, N.A.                         3,250,000
                                                                ---------------
                                                                     22,705,000
                                                                ---------------

                  FLORIDA - 1.18%

   10,640,000     Hillsborough County Aviation Authority
                  (Roaring Fork Municipal Products LLC
                  Series 2004-8, Class A), AMT
                  3.11%, 10/01/15 (A)(B)
                  Insured: MBIA
                  SPA: Bank of New York                              10,640,000
                                                                ---------------

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  GEORGIA - 3.97%

 $  4,230,000     Atlanta Airport Revenue
                  MERLOTS, Series C-14, AMT
                  3.05%, 01/01/18 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                      $     4,230,000
    1,300,000     Atlanta Urban Residential Finance Authority
                  Multi-Family Housing Revenue
                  Northside Plaza Project, AMT
                  3.02%, 11/01/27 (A)
                  LOC: Wachovia Bank, N.A.                            1,300,000
    2,800,000     Cartersville Development Authority, IDR
                  Bliss & Laughlin Steel Co., AMT
                  3.12%, 12/01/18 (A)(B)
                  LOC: SunTrust Bank, N.A.                            2,800,000
   10,000,000     Clayton County Development Authority
                  Special Facilities Revenue
                  Delta Airlines, Series C, AMT
                  3.03%, 05/01/35 (A)
                  LOC: General Electric Capital Corp.                10,000,000
    3,870,000     Clayton County Development Authority, IDR
                  Wilson Holdings, Inc. Project, AMT
                  3.07%, 11/01/13 (A)
                  LOC: SunTrust Bank, N.A.                            3,870,000
    4,700,000     Fayette County Hospital Authority, RAC
                  Fayette Community Hospital Project
                  2.97%, 06/01/26 (A)
                  LOC: SunTrust Bank, N.A.                            4,700,000
    3,000,000     Fulton County Development Authority, IDR
                  Industrial Laser Solutions, AMT
                  3.08%, 05/01/18 (A)
                  LOC: Wachovia Bank, N.A.                            3,000,000
    2,960,000     Georgia State Ports Authority
                  Colonels Island Terminal, AMT
                  3.02%, 10/01/23 (A)
                  LOC: SunTrust Bank, N.A.                            2,960,000
    3,000,000     Stephens County Development Authority, IDR
                  Currahee Group LLC Project, AMT
                  3.10%, 02/01/20 (A)
                  LOC: National City Bank                             3,000,000
                                                                ---------------
                                                                     35,860,000
                                                                ---------------

                  IDAHO - 1.27%

    8,055,000     Boise City
                  Urban Renewal Agency Revenue
                  Series A
                  3.09%, 03/01/24 (A)
                  LOC: KeyBank, N.A.                                  8,055,000
    1,300,000     Boise City Housing Authority
                  Multi-Family Housing Revenue
                  Civic Plaza Housing Project
                  Series C
                  3.09%, 03/01/33 (A)
                  LOC: KeyBank, N.A.                                  1,300,000
    2,100,000     Eagle, IDC
                  Camille Beckman Corp. Project, AMT
                  3.22%, 09/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                         2,100,000
                                                                ---------------
                                                                     11,455,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  ILLINOIS - 16.85%

 $  4,080,000     Chicago
                  MERLOTS, Series B-24, GO
                  3.00%, 01/01/25 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                      $     4,080,000
    6,850,000     Chicago Enterprise Zone
                  J & A LLC Project, AMT
                  3.10%, 12/01/32 (A)
                  LOC: ABN AMRO Bank N.V.                             6,850,000
    4,910,000     Chicago Homestart Program
                  Series A
                  3.07%, 06/01/05 (A)
                  LOC: Harris Trust & Savings Bank
                  LOC: Northern Trust Co.
                  LOC: JPMorgan Chase Bank                            4,910,000
    5,300,000     Chicago, IDR
                  Flying Food Fare Midway Project, AMT
                  3.05%, 12/01/28 (A)
                  LOC: Harris Trust & Savings Bank                    5,300,000
   16,000,000     City of Chicago Water System
                  Series 2004-A
                  2.45%, 08/18/05
                  LOC: BNP Paribas                                   16,000,000
    5,300,000     Illinois Educational Finance Authority
                  Beverly Arts Center Chicago
                  2.98%, 10/01/28 (A)
                  LOC: Fifth Third Bank                               5,300,000
    4,700,000     Illinois Educational Finance Authority
                  St. Xavier University Project
                  Series A
                  2.97%, 10/01/32 (A)
                  LOC: ABN AMRO Bank N.V.                             4,700,000
    3,125,000     Illinois Finance Authority
                  Community Action Partnership
                  2.99%, 03/01/39 (A)
                  LOC: Citibank, N.A.                                 3,125,000
    3,000,000     Illinois International Port
                  District Revenue
                  2.98%, 01/01/23 (A)
                  LOC: ABN AMRO Bank N.V.                             3,000,000
    3,190,000     Illinois State
                  PUTTERS, Series 563, GO
                  3.00%, 11/01/12 (A)(B)
                  Insured: AMBAC
                  LIQ FAC: JPMorgan Chase Bank                        3,190,000
    7,085,000     Illinois State
                  Sales Tax Revenue
                  PUTTERS, Series 445
                  3.00%, 12/15/15 (A)(B)
                  Insured: FGIC
                  SPA: JPMorgan Chase Bank                            7,085,000
   30,000,000     Illinois State Toll Highway Authority
                  Series B
                  2.95%, 01/01/17 (A)
                  Insured: FSA
                  SPA: Landesbank Hessen-Thuringen GZ                30,000,000

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  ILLINOIS (CONTINUED)

 $  4,810,000     Illinois, DFA
                  Christian Heritage Academy
                  3.03%, 12/01/21 (A)
                  LOC: Fifth Third Bank                         $     4,810,000
    6,250,000     Illinois, DFA
                  Foundation for Safety & Health
                  2.97%, 10/01/17 (A)(B)
                  LOC: ABN AMRO Bank N.V.                             6,250,000
    3,675,000     Illinois, DFA
                  Oak Park Residence Corp. Project
                  2.97%, 07/01/41 (A)
                  LOC: ABN AMRO Bank N.V.                             3,675,000
    5,000,000     Illinois, DFA
                  Sinai Community Institute Project
                  2.97%, 03/01/22 (A)
                  LOC: ABN AMRO Bank N.V.                             5,000,000
    4,465,000     Illinois, DFA, IDR
                  Forty Foot High Realty LLC, AMT
                  3.10%, 12/01/27 (A)
                  LOC: National City Bank                             4,465,000
   13,650,000     Illinois, DFA, PCR
                  Diamond Star Motors Project
                  2.99%, 12/01/08 (A)
                  LOC: KeyBank, N.A.                                 13,650,000
    7,095,000     Marion Special Service Area No. 2, GO
                  3.02%, 01/01/22 (A)
                  LOC: U.S. Bank, N.A.                                7,095,000
    6,000,000     Niles Educational Facilities
                  Notre Dame High School Project
                  2.97%, 03/01/31 (A)
                  LOC: ABN AMRO Bank N.V.                             6,000,000
    5,200,000     Northern Cook County
                  Solid Waste Agency Contract
                  Second Lien, Series A
                  2.99%, 05/01/15 (A)
                  LOC: Northern Trust Co.                             5,200,000
    2,600,000     Quad Cities Regional EDA
                  Two Rivers YMCA Project
                  3.02%, 12/01/31 (A)
                  LOC: U.S. Bank, N.A.                                2,600,000
                                                                ---------------
                                                                    152,285,000
                                                                ---------------

                  INDIANA - 5.78%

    2,725,000     Elkhart County
                  Hubbard Hill Estates, Inc.
                  2.98%, 11/01/21 (A)
                  LOC: Fifth Third Bank                               2,725,000
    5,550,000     Fort Wayne, EDR
                  St. Anne Home & Retirement
                  2.99%, 09/01/23 (A)
                  LOC: Fifth Third Bank                               5,550,000
    2,040,000     Hartford City Industry, EDR
                  Hartford Concrete Products Project, AMT
                  3.05%, 10/01/16 (A)
                  LOC: Fifth Third Bank                               2,040,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  INDIANA (CONTINUED)

 $  2,560,000     Henry County, EDR
                  YMCA, Inc.
                  3.02%, 02/15/24 (A)
                  LOC: U.S. Bank, N.A.                          $     2,560,000
    5,000,000     Indiana Transport Finance Authority
                  Highway Revenue
                  MERLOTS, Series B-18
                  3.00%, 06/01/28 (A)(B)
                  Insured: FGIC
                  SPA: Wachovia Bank, N.A.                            5,000,000
    4,500,000     Indianapolis Multi-Family Revenue
                  Limited Obligation
                  Nora Commons LP
                  Series A, AMT
                  3.04%, 12/01/39 (A)
                  LOC: ABN AMRO Bank N.V.                             4,500,000
    4,915,000     Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-4
                  2.80%, 06/07/05
                  LOC: National Rural Utilities                       4,915,000
   14,900,000     Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-5
                  2.40%, 06/08/05
                  LOC: National Rural Utilities                      14,900,000
   10,000,000     Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-6
                  2.80%, 06/07/05
                  LOC: National Rural Utilities                      10,000,000
                                                                ---------------
                                                                     52,190,000
                                                                ---------------

                  IOWA - 3.73%

    4,500,000     Iowa Finance Authority
                  Single Family Revenue
                  Mortgage-Backed Securities Program
                  Series G, AMT
                  Optional Tender 06/01/05
                  2.06%, 07/01/34 (A)
                  Credit Support: GNMA/FNMA
                  SPA: State Street Bank & Trust Co.                  4,500,000
    5,745,000     Iowa Finance Authority, IDR
                  Ramsgate Corp. Project, AMT
                  3.07%, 12/01/22 (A)
                  LOC: U.S. Bank, N.A.                                5,745,000
    1,495,000     Iowa Higher Education Loan Authority
                  Private College Facilities
                  American Institute of Business Project
                  3.07%, 11/01/13 (A)
                  LOC: Wells Fargo Bank, N.A.                         1,495,000
    5,000,000     Iowa School Corps.
                  Warrant Certificates
                  Cash Anticipation Program
                  Series A
                  3.00%, 06/30/05
                  Insured: FSA                                        5,004,043

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  IOWA (CONTINUED)

 $  5,500,000     Linn County
                  YMCA Greater Cedar Rapids
                  3.07%, 12/01/10 (A)
                  LOC: Wells Fargo Bank, N.A.                   $     5,500,000
    6,675,000     Linn County, IDR
                  Highway Equipment Co. Project, AMT
                  3.02%, 07/01/22 (A)
                  LOC: Wells Fargo Bank, N.A.                         6,675,000
    4,800,000     Linn County, IDR
                  Swiss Valley Farms Co. Project, AMT
                  3.07%, 05/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                         4,800,000
                                                                ---------------
                                                                     33,719,043
                                                                ---------------

                  KENTUCKY - 5.66%

   36,500,000     Kentucky Asset/Liability Commission
                  General Fund Revenue
                  TRAN, Series A
                  3.00%, 06/29/05                                    36,527,110
    4,400,000     Kentucky, EDFA
                  Health Facilities Revenue
                  Baptist Convalescent Center
                  3.03%, 12/01/19 (A)
                  LOC: Fifth Third Bank                               4,400,000
    8,675,000     Louisville & Jefferson County Airport
                  (Roaring Fork Municipal Products LLC
                  Series 2003-14), AMT
                  3.11%, 07/01/17 (A)(B)
                  Insured: FSA
                  SPA: Bank of New York                               8,675,000
    1,535,000     Pioneer Village, IBR
                  Little Flock Baptist
                  Series A
                  2.98%, 08/01/23 (A)
                  LOC: Fifth Third Bank                               1,535,000
                                                                ---------------
                                                                     51,137,110
                                                                ---------------

                  LOUISIANA - 2.88%

   26,000,000     St. James Parish, PCR
                  Texaco Project, Series A
                  2.89%, 08/09/05                                    26,000,000
                                                                ---------------

                  MAINE - 1.24%

    1,000,000     Lewiston, IDR
                  Diamond Turnpike Association
                  3.17%, 07/01/14 (A)
                  LOC: Citizens Bank of Massachusetts                 1,000,000
   10,200,000     Maine, BAN, GO
                  3.00%, 06/23/05                                    10,208,467
                                                                ---------------
                                                                     11,208,467
                                                                ---------------

                  MASSACHUSETTS - 5.28%

   10,000,000     Falmouth, BAN, GO
                  3.25%, 07/21/05                                    10,016,991

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  MASSACHUSETTS (CONTINUED)

 $  5,500,000     Marblehead, BAN, GO
                  3.00%, 08/19/05                               $     5,508,985
    2,500,000     Massachusetts State
                  PUTTERS, Series 449, GO
                  2.98%, 02/01/18 (A)(B)
                  Insured: AMBAC-TCRS-Bank of New York
                  LIQ FAC: JPMorgan Chase Bank                        2,500,000
    5,655,000     Massachusetts State, HFA
                  Single Family Notes
                  Series T, AMT
                  2.70%, 01/31/06
                  GIC: AIG                                            5,655,000
    9,000,000     Massachusetts State, HFA
                  Single Family Notes
                  Series U
                  2.65%, 01/31/06
                  GIC: AIG                                            9,000,000
    5,000,000     Milton, BAN, GO
                  2.75%, 09/23/05                                     5,009,399
   10,000,000     Winchester, BAN, GO
                  3.00%, 07/01/05                                    10,011,242
                                                                ---------------
                                                                     47,701,617
                                                                ---------------

                  MICHIGAN - 5.14%

    4,000,000     Grand Rapids Public Schools
                  School Building & Site, GO
                  2.98%, 05/01/23 (A)
                  LOC: Fifth Third Bank                               4,000,000
   10,035,000     Michigan Higher Education
                  Student Loan Authority
                  (Roaring Fork Municipal Products LLC
                  Class A, Series 2003-11), AMT
                  3.11%, 03/01/24 (A)(B)
                  Insured: AMBAC
                  SPA: Bank of New York                              10,035,000
    2,855,000     Michigan Higher Education
                  Facilities Authority, LOR
                  Hope College
                  3.01%, 04/01/34 (A)
                  LOC: JPMorgan Chase Bank                            2,855,000
   15,000,000     Michigan Municipal Bond Authority
                  Detroit School District
                  Series A
                  3.75%, 03/21/06
                  LOC: JPMorgan Chase Bank                           15,140,785
    3,410,000     Michigan State Strategic Fund, LOR
                  Packaging Direct, Inc. Project, AMT
                  3.10%, 12/01/28 (A)
                  LOC: National City Bank                             3,410,000
    1,000,000     Michigan State Strategic Fund, LOR
                  RS Development LLC Project, AMT
                  3.05%, 08/01/23 (A)
                  LOC: Fifth Third Bank                               1,000,000
    2,195,000     Michigan State Strategic Fund, LOR
                  TSLH Project, AMT
                  3.12%, 09/01/15 (A)
                  LOC: National City Bank                             2,195,000

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  MICHIGAN (CONTINUED)

 $  7,835,000     Oakland County, EDC, LOR
                  Academy of The Sacred Heart
                  3.01%, 12/01/32 (A)
                  LOC: Allied Irish Bank Plc                    $     7,835,000
                                                                ---------------
                                                                     46,470,785
                                                                ---------------

                  MINNESOTA - 0.73%

    2,035,000     Eden Prairie, IDR
                  SWB LLC Project
                  Series A, AMT
                  3.17%, 11/01/20 (A)(B)
                  LOC: U.S. Bank, N.A.                                2,035,000
    4,525,000     Springfield, IDR
                  Ochs Brick Co. Project, AMT
                  3.11%, 05/01/16 (A)(B)
                  LOC:  Wells Fargo Bank, N.A.                        4,525,000
                                                                ---------------
                                                                      6,560,000
                                                                ---------------

                  MISSOURI - 0.79%

    7,160,000     Missouri, HEFA
                  Baptist College
                  3.02%, 11/15/22 (A)
                  LOC: U.S. Bank, N.A.                                7,160,000
                                                                ---------------

                  NEBRASKA - 0.04%

      320,000     Lancaster County Hospital Authority
                  No. 1 Hospital Revenue
                  BryanLGH Medical Center Project
                  2.97%, 06/01/18 (A)
                  Insured: AMBAC
                  SPA: U.S. Bank, N.A.                                  320,000
                                                                ---------------

                  NEW HAMPSHIRE - 1.64%

    9,800,000     New Hampshire State Business
                  Finance Authority
                  Valley Regional Hospital
                  2.98%, 04/01/28 (A)
                  LOC: Bank of New York                               9,800,000
    5,000,000     New Hampshire, HEFA
                  Easter Seals of New Hampshire
                  Series A
                  3.02%, 12/01/34 (A)
                  LOC: Citizens Bank                                  5,000,000
                                                                ---------------
                                                                     14,800,000
                                                                ---------------

                  NEW MEXICO - 2.19%

   19,775,000     New Mexico Finance Authority
                  State Transportation Revenue
                  Series 2194
                  2.99%, 12/15/11 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                19,775,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                            VALUE
 -----------                                                       -----------

                  NORTH CAROLINA 4.24%

 $  5,110,000     North Carolina Medical Care Commission
                  Health Care Facilities Revenue
                  Carolina Meadows, Inc. Project
                  2.99%, 12/01/34 (A)
                  LOC: Allied Irish Bank Plc                    $     5,110,000
    9,570,000     North Carolina Medical Care Commission
                  Health Care Facilities Revenue
                  Well Spring Retirement Community
                  Series C
                  2.99%, 01/01/21 (A)
                  LOC: Allied Irish Bank Plc                          9,570,000
    5,420,000     North Carolina State
                  Series 2115, GO
                  2.99%, 03/01/12 (A)(B)
                  SPA: Merrill Lynch Capital Services                 5,420,000
    6,000,000     Wake County
                  Public Improvement
                  Series B, GO
                  Mandatory Tender 04/01/06
                  4.00%, 04/01/16
                  SPA: Lloyds TSB Bank Plc                            6,063,665
   12,000,000     Wake County
                  Series A, GO
                  Mandatory Tender 04/01/06
                  4.00%, 04/01/19
                  SPA: Landesbank Hessen-Thuringen GZ                12,127,330
                                                                ---------------
                                                                     38,290,995
                                                                ---------------

                  OHIO - 2.56%

   10,000,000     Akron Bath Copley Ohio
                  Joint Township Hospital District
                  Summa Health System
                  Series B
                  3.00%, 11/01/34 (A)
                  LOC: JPMorgan Chase Bank                           10,000,000
    3,900,000     Cincinnati City School District
                  PUTTERS, Series 682, GO
                  3.00%, 12/01/11 (A)(B)
                  Insured: FSA
                  LIQ FAC: JPMorgan Chase Bank                        3,900,000
    4,700,000     Cuyahoga County Health Care Facilities
                  McGregor Amasa Stone
                  2.99%, 01/01/32 (A)
                  LOC: KeyBank, N.A.                                  4,700,000
    4,575,000     Ohio State, PCR
                  Water Development Authority
                  PUTTERS, Series 558
                  3.00%, 05/01/12 (A)(B)
                  Insured: AMBAC
                  LIQ FAC: JPMorgan Chase Bank                        4,575,000
                                                                ---------------
                                                                     23,175,000
                                                                ---------------

                  OREGON - 1.20%

    2,990,000     Oregon State Health Housing
                  Educational & Cultural Facilities Authority
                  Quatama Crossing Housing Project
                  3.02%, 01/01/31 (A)
                  LOC: U.S. Bank, N.A.                                2,990,000

  PAR VALUE                                                            VALUE
 -----------                                                       -----------

                  OREGON (CONTINUED)

 $  7,840,000     Port of Portland Airport Revenue
                  Portland International Airport
                  (Roaring Fork Municipal Products LLC
                  Class A, Series 2003-12), AMT
                  3.11%, 07/01/15 (A)(B)
                  Insured: FGIC
                  SPA: Bank of New York                         $     7,840,000
                                                                ---------------
                                                                     10,830,000
                                                                ---------------

                  PENNSYLVANIA - 0.81%

    5,340,000     Moon, IDA
                  Commercial Development
                  One Thorn Run Center Project
                  Series A, AMT
                  3.10%, 11/01/15 (A)
                  LOC: National City Bank                             5,340,000
    2,000,000     Pennsylvania State
                  MERLOTS, Series B-15, GO
                  3.00%, 05/01/21 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                            2,000,000
                                                                ---------------
                                                                      7,340,000
                                                                ---------------

                  SOUTH CAROLINA - 2.21%

   20,000,000     Richland County School, District No. 001
                  (ABN AMRO Munitops Certificates Trust
                  Series 2003-29), GO
                  3.00%, 03/01/11 (A)(B)
                  Insured: FSA
                  SPA: ABN AMRO Bank N.V.                            20,000,000
                                                                ---------------

                  TENNESSEE - 0.73%

    3,200,000     Chattanooga, HEFB
                  Educational Facilities Revenue
                  McCallie School Project
                  2.97%, 12/01/23 (A)
                  LOC: SunTrust Bank, N.A.                            3,200,000
    3,400,000     Greenville, IDB
                  Warehouse Services LLC, AMT
                  3.07%, 05/01/18 (A)
                  LOC: SunTrust Bank, N.A.                            3,400,000
                                                                ---------------
                                                                      6,600,000
                                                                ---------------

                  TEXAS - 12.52%

    5,405,000     AMES Higher Education Facilities Corp.
                  St. Gabriels School Project
                  3.02%, 12/01/33 (A)
                  LOC: Allied Irish Bank Plc                          5,405,000
    1,755,000     Boerne Independent School District
                  PUTTERS, Series 752, GO
                  3.00%, 02/01/11 (A)(B)
                  Insured: PSF-GTD
                  LIQ FAC: JPMorgan Chase Bank                        1,755,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                           VALUE
 -----------                                                      -----------

                  TEXAS (CONTINUED)

 $  4,000,000     Brownsville Utility System
                  Series A
                  Mandatory Tender 06/21/05
                  2.05%, 09/01/25
                  Insured: MBIA
                  SPA: State Street Bank & Trust                $     4,000,000
   16,500,000     Brownsville Utility System
                  Series B
                  Mandatory Tender 06/21/05
                  2.05%, 09/01/25
                  Insured: MBIA
                  SPA: State Street Bank & Trust                     16,500,000
   11,705,000     Guadalupe-Blanco River Authority
                  Texas Contract Revenue
                  MERLOTS, Series 2
                  3.00%, 04/15/27 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                           11,705,000
    2,715,000     Harlandale Independent School District
                  PUTTERS, Series 524, GO
                  3.00%, 08/15/12 (A)(B)
                  Insured: PSF-GTD
                  SPA: JPMorgan Chase Bank                            2,715,000
    6,500,000     HFDC Central Texas, Inc.
                  Villa de San Antonio Project
                  Series C
                  2.99%, 05/15/38 (A)
                  LOC: KBC Bank N.V.                                  6,500,000
   12,145,000     Houston Utility System Revenue
                  MERLOTS, Series B-17
                  3.00%, 05/15/27 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                           12,145,000
    9,295,000     Houston, Series 450
                  3.00%, 03/01/12 (A)(B)
                  Insured: MBIA
                  Credit Support: JPMorgan Chase Bank                 9,295,000
    5,000,000     Kaufman County Fresh
                  Water Supply District No. 1-C, GO
                  Mandatory Tender 12/01/05
                  2.37%, 12/01/33
                  LOC: JPMorgan Chase Bank                            5,000,000
    6,000,000     Lower Neches Valley Authority, PCR
                  Chevron USA, Inc. Project
                  2.14%, 02/15/17 (A)                                 6,000,000
   32,000,000     Texas State, TRAN
                  3.00%, 08/31/05                                    32,109,332
                                                                ---------------
                                                                    113,129,332
                                                                ---------------

                  UTAH - 1.09%

    7,300,000     Intermountain Power Agency
                  Power Supply Revenue
                  Series F
                  Optional Put 06/01/05
                  2.02%, 07/01/18
                  Insured: AMBAC
                  SPA: Landesbank Hessen-Thuringen GZ                 7,300,000

  PAR VALUE                                                            VALUE
 -----------                                                       -----------

                  UTAH (CONTINUED)

 $  2,570,000     St. George, IDR
                  Bluff Cove Resort LLC Project
                  3.07%, 08/01/11 (A)
                  LOC: JPMorgan Chase Bank                      $     2,570,000
                                                                ---------------
                                                                      9,870,000
                                                                ---------------

                  VERMONT - 1.55%

    6,460,000     Vermont Educational & Health Buildings
                  Financing Agency
                  Northwestern Project
                  Series A
                  2.98%, 09/01/31 (A)
                  LOC: ABN AMRO Bank N.V.                             6,460,000
    7,560,000     Vermont Educational & Health Buildings
                  Financing Agency
                  Springfield Hospital
                  Series A
                  2.98%, 09/01/31 (A)
                  LOC: ABN AMRO Bank N.V.                             7,560,000
                                                                ---------------
                                                                     14,020,000
                                                                ---------------

                  VIRGINIA - 1.66%

   15,000,000     Virginia State Housing
                  Development Authority
                  Commonwealth Mortgage
                  Series A, AMT
                  2.50%, 06/02/05                                    15,000,000
                                                                ---------------

                  WASHINGTON - 2.70%

    4,490,000     Port Tacoma
                  MERLOTS, Series C-01
                  3.00%, 12/01/21 (A)(B)
                  Insured: AMBAC
                  SPA: Wachovia Bank, N.A.                            4,490,000
    4,395,000     Washington State
                  MERLOTS, Series B-22, GO
                  3.00%, 07/01/24 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                            4,395,000
    7,320,000     Washington State
                  Series 2095, GO
                  2.99%, 01/01/12 (A)(B)
                  Insured: AMBAC
                  SPA: Merrill Lynch Capital Services                 7,320,000
    4,100,000     Washington State, EDFA
                  RMI Investors LLC Project
                  Series F, AMT
                  3.07%, 08/01/26 (A)
                  LOC: Wells Fargo Bank, N.A.                         4,100,000
    4,075,000     Washington State, HFC
                  Non-Profit Revenue
                  Tacoma Art Museum Project
                  3.02%, 06/01/32 (A)
                  LOC: Northern Trust Co.                             4,075,000
                                                                ---------------
                                                                     24,380,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  WISCONSIN - 3.53%

 $ 24,000,000     Madison Metropolitan School
                  District, TRAN
                  3.00%, 09/09/05                               $    24,090,570
    3,440,000     Wisconsin State
                  Series 2076, GO
                  2.99%, 05/01/10 (A)(B)
                  Insured: FSA
                  SPA: Merrill Lynch Capital Services                 3,440,000
    3,250,000     Wisconsin State, HEFA
                  Mequon Jewish Project
                  3.00%, 07/01/28 (A)
                  LOC: JPMorgan Chase Bank                            3,250,000
    1,100,000     Wisconsin State, HEFA
                  Wisconsin Lutheran College Project
                  3.02%, 06/01/33 (A)
                  LOC: U.S. Bank, N.A.                                1,100,000
                                                                ---------------
                                                                     31,880,570
                                                                ---------------
                  TOTAL MUNICIPAL SECURITIES                        896,847,919
                  (Cost $896,847,919)                           ---------------

  SHARES
 --------

INVESTMENT COMPANY - 0.02%

      146,889     BlackRock MuniCash Portfolio
                  Institutional Shares
                  2.69% (C)                                             146,889
                                                                ---------------
                  TOTAL INVESTMENT COMPANY                              146,889
                  (Cost $146,889)                               ---------------

TOTAL INVESTMENTS - 99.28%                                          896,994,808
(Cost $896,994,808)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - 0.72%                              6,492,563
                                                                ---------------
NET ASSETS - 100.00%                                            $   903,487,371
                                                                ===============

----------
*           Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of May 31, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of May 31,
            2005, these securities amounted to $200,145,000 or 22.15% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of May 31, 2005.
AMBAC       Ambac Assurance Corp.
AMBAC-TRCS  Ambac Transferable Custodial Receipts
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note
DFA         Development Finance Authority
EDA         Economic Development Authority
EDC         Economic Development Corp.
EDFA        Economic Development Finance Authority
EDR         Economic Development Revenue
FGIC        Financial Guaranty Insurance Co.
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance, Inc.
GIC         Guaranteed Investment Contract
GNMA        Government National Mortgage Association
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HEFB        Health and Educational Facilities Board
HFA         Housing Finance Agency
HFC         Housing Finance Commission
IBR         Industrial Building Revenue
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDC         Industrial Development Corp.
IDR         Industrial Development Revenue
LIQ FAC     Liquidity Facility
LOC         Letter of Credit
LOR         Limited Obligation Revenue
MBIA        MBIA Insurance Corp.
PCR         Pollution Control Revenue
PSF-GTD     Permanent School Fund Guaranteed
RAC         Revenue Anticipation Certificates
SPA         Stand-by Purchase Agreement
TRAN        Tax and Revenue Anticipation Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

MUNICIPAL SECURITIES - 99.37%

                  CONNECTICUT - 83.16%

 $  4,000,000     City of New Haven
                  Series 02-A
                  2.41%, 08/05/05
                  LOC: Landesbank Hessen-Thuringen GZ           $     4,000,000
    2,910,000     Connecticut State
                  Series 1432, GO
                  2.99%, 04/01/12 (A)(B)
                  Insured: FGIC
                  SPA: JPMorgan Chase Bank                            2,910,000
    3,000,000     Connecticut State
                  Series D, GO
                  5.00%, 08/01/05
                  Insured: FSA                                        3,015,017
    4,000,000     Connecticut State Development Authority
                  Health Care Revenue Corp.
                  for Independent Living Project
                  Series 1990
                  2.95%, 07/01/15 (A)
                  LOC: JPMorgan Chase Bank                            4,000,000
    2,000,000     Connecticut State Development Authority
                  Industrial Development
                  Gerber Scientific. Inc.
                  2.68%, 12/01/14 (A)
                  LOC: Wachovia Bank                                  2,000,000
    6,000,000     Connecticut State Development Authority
                  Solid Waste, Rand/Whitney Project, AMT
                  3.00%, 08/01/23 (A)
                  LOC: Bank of Montreal                               6,000,000
    1,250,000     Connecticut State Development Authority
                  Water Facility Revenue
                  Connecticut Water Co. Project
                  Series A, AMT
                  3.03%, 07/01/28 (A)
                  LOC: Citizens Bank                                  1,250,000
    1,125,000     Connecticut State Development Authority
                  Water Facility Revenue
                  Connecticut Water Co. Project
                  Series B
                  2.98%, 09/01/28 (A)
                  LOC: Citizens Bank                                  1,125,000
    2,600,000     Connecticut State Development Authority, PCR
                  Central Vermont Public Service
                  2.65%, 12/01/15 (A)
                  LOC: Citizens Bank                                  2,600,000
    1,000,000     Connecticut State Special Tax
                  Obligation Revenue
                  Series 966
                  2.97%, 10/01/09 (A)(B)
                  Insured: FSA
                  SPA: Merrill Lynch Capital Services                 1,000,000
    3,000,000     Connecticut State Special Tax
                  Obligation Revenue
                  Transportation Infrastructure
                  Series 1
                  3.03%, 09/01/20 (A)
                  Insured: FGIC
                  SPA: Dexia Credit Local de France                   3,000,000

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  CONNECTICUT (CONTINUED)

 $  4,000,000     Connecticut State, HEFA
                  Ascension Health Credit
                  Series B
                  2.94%, 11/15/29 (A)                           $     4,000,000
    4,000,000     Connecticut State, HEFA
                  Covenant Retirement
                  Series A
                  2.91%, 12/01/29 (A)
                  LOC: ABN AMRO Bank N.V.                             4,000,000
    4,000,000     Connecticut State, HEFA
                  Hospital of St. Raphael
                  Series M
                  2.92%, 07/01/24 (A)
                  LOC: KBC Bank N.V.                                  4,000,000
    4,500,000     Connecticut State, HEFA
                  Hotchkiss School
                  Series A
                  2.98%, 07/01/30 (A)
                  SPA: Northern Trust Co.                             4,500,000
    5,490,000     Connecticut State, HEFA
                  Quinnipiac University
                  Series G
                  2.92%, 07/01/23 (A)
                  LOC: JPMorgan Chase Bank                            5,490,000
    2,400,000     Connecticut State, HEFA
                  St. Francis Hospital & Medical Center
                  Series 905
                  2.20%, 08/12/19 (A)(B)
                  Insured: FGIC
                  SPA: Merrill Lynch Capital Services                 2,400,000
    4,000,000     Connecticut State, HEFA
                  Taft School
                  Series E
                  2.99%, 07/01/30 (A)
                  LOC: Wachovia Bank, N.A.                            4,000,000
    3,105,000     Connecticut State, HEFA
                  United Methodist Home
                  Series A
                  2.95%, 07/01/31 (A)
                  LOC: Wachovia Bank, N.A.                            3,105,000
    4,000,000     Connecticut State, HEFA
                  University of Hartford
                  Series F
                  2.96%, 07/01/34 (A)
                  LOC: Citizens Bank                                  4,000,000
    1,000,000     Connecticut State, HEFA
                  Veteran Memorial Medical Center
                  Series A
                  6.25%, 07/01/05
                  Insured: MBIA                                       1,003,526
    1,600,000     Connecticut State, HEFA
                  Yale University Issue
                  Series S
                  2.72%, 08/05/05                                     1,600,000
    3,000,000     Connecticut State, HFA
                  Housing Mortgage Finance Program
                  Series B-3, AMT
                  3.00%, 05/15/33 (A)
                  Insured: AMBAC
                  SPA: FHLB                                           3,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                           VALUE
 -----------                                                      -----------

                  CONNECTICUT (CONTINUED)

 $  1,100,000     Connecticut State, Series A, GO
                  3.00%, 02/15/21 (A)
                  SPA: Landesbank Hessen-Thuringen GZ           $     1,100,000
    3,000,000     Fairfield, BAN, GO
                  3.00%, 07/28/05                                     3,004,548
    2,430,000     Meriden, GO
                  3.00%, 08/01/05
                  Insured: MBIA                                       2,435,736
    1,400,000     New Milford, BAN, GO
                  3.00%, 08/09/05                                     1,402,744
    2,120,000     Newtown, Series B, GO
                  3.00%, 06/15/05                                     2,120,895
    1,000,000     North Caanan Housing Authority
                  Geer Woods Project
                  2.95%, 08/01/31 (A)
                  LOC: Wachovia Bank, N.A.                            1,000,000
    4,625,000     Regional School District No. 009
                  BAN, GO
                  2.75%, 08/12/05                                     4,631,334
    1,700,000     Stamford, GO
                  5.00%, 07/15/05                                     1,705,576
                                                                ---------------
                                                                     89,399,376
                                                                ---------------

                  IDAHO  - 2.09%

    2,250,000     Eagle, IDC
                  Camille Beckman Corp. Project, AMT
                  3.22%, 09/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                         2,250,000
                                                                ---------------

                  INDIANA  - 3.70%

      175,000     Elkhart, IDR
                  Kibbechem Inc. Project, AMT
                  3.10%, 06/01/27 (A)(B)
                  LOC: National City Bank                               175,000
    3,800,000     Vigo County, EDR
                  Monninger Corp. Project, AMT
                  3.22%, 12/01/17 (A)
                  LOC: Wells Fargo Bank, N.A.                         3,800,000
                                                                ---------------
                                                                      3,975,000
                                                                ---------------

                  PUERTO RICO  - 10.42%

    4,000,000     Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  2.90%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia                            4,000,000
    2,500,000     Puerto Rico Commonwealth
                  Series 1138R, GO
                  2.96%, 01/01/07 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                 2,500,000
    2,920,000     Puerto Rico Commonwealth
                  Series 620, GO
                  2.96%, 01/01/13 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                 2,920,000

  PAR VALUE                                                           VALUE
 -----------                                                      -----------

                  PUERTO RICO (CONTINUED)

 $  1,785,000     Puerto Rico Electric Power Authority
                  Power Revenue
                  PUTTERS, Series 681
                  2.98%, 07/01/12 (A)(B)
                  Insured: FGIC
                  SPA: JPMorgan Chase Bank                      $     1,785,000
                                                                ---------------
                                                                     11,205,000
                                                                ---------------
                  TOTAL MUNICIPAL SECURITIES                        106,829,376
                  (Cost $106,829,376)                           ---------------

  SHARES
 --------

INVESTMENT COMPANY - 0.30%

      326,107     BlackRock MuniCash Portfolio
                  Institutional Shares
                  2.69% (C)                                             326,107
                                                                ---------------
                  TOTAL INVESTMENT COMPANY                              326,107
                  (Cost $326,107)                               ---------------

TOTAL INVESTMENTS - 99.67%                                          107,155,483
(Cost $107,155,483)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - 0.33%                                355,269
                                                                ---------------
NET ASSETS - 100.00%                                            $   107,510,752
                                                                ===============

----------
*           Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of May 31, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of May 31,
            2005, these securities amounted to $17,940,000 or 16.69% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of May 31, 2005.
AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note
EDR         Economic Development Revenue
FGIC        Financial Guaranty Insurance Co.
FHLB        Federal Home Loan Bank
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HFA         Housing Finance Authority
IDC         Industrial Development Corp.
IDR         Industrial Development Revenue
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
PCR         Pollution Control Revenue
SPA         Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                           VALUE
 -----------                                                       -----------

MUNICIPAL SECURITIES - 97.16%

                  ILLINOIS - 0.59%

 $    975,000     Springfield, IDR
                  Phillips Brothers, Inc. Project, AMT
                  3.11%, 06/01/18 (A)(B)
                  LOC: JPMorgan Chase Bank                      $       975,000
                                                                ---------------

                  MASSACHUSETTS - 91.43%

    3,010,000     Bedford, BAN, GO
                  3.00%, 09/28/05                                     3,023,513
    5,000,000     Falmouth, BAN, GO
                  3.25%, 07/21/05                                     5,008,496
    5,000,000     Marblehead, BAN, GO
                  3.00%, 08/19/05                                     5,008,168
    4,000,000     Massachusetts Bay Transportation Authority
                  Sales Tax Revenue
                  MERLOTS, Series B-04
                  2.99%, 07/01/21 (A)(B)
                  Insured: AMBAC
                  SPA: Wachovia Bank, N.A.                            4,000,000
    3,000,000     Massachusetts State
                  MERLOTS, Series B-12, GO
                  2.99%, 10/01/20 (A)(B)
                  Insured: AMBAC
                  SPA: Wachovia Bank, N.A.                            3,000,000
      400,000     Massachusetts State
                  PUTTERS, Series 449, GO
                  2.98%, 02/01/18 (A)(B)
                  Insured: AMBAC
                  SPA: JPMorgan Chase Bank                              400,000
    5,195,000     Massachusetts State Port Authority
                  (Roaring Fork Municipal Products LLC
                  Series 2005-7, Certificate Class A)
                  3.00%, 07/01/27 (A)(B)
                  Insured: AMBAC
                  SPA: Bank of New York                               5,195,000
    6,250,000     Massachusetts State, DFA
                  2.15%, 06/08/05
                  LOC: Allied Irish Bank                              6,250,000
    7,750,000     Massachusetts State, DFA
                  2.90%, 06/23/05                                     7,750,000
    2,490,000     Massachusetts State, DFA
                  Assumption College
                  Series C
                  2.97%, 03/01/32 (A)
                  LOC: Bank of New York                               2,490,000
    3,000,000     Massachusetts State, DFA
                  Berkshire School Project
                  2.99%, 09/01/31 (A)
                  LOC: Allied Irish Bank Plc                          3,000,000
    3,000,000     Massachusetts State, DFA
                  Boston College High School
                  2.97%, 08/01/33 (A)
                  LOC: Citizens Bank                                  3,000,000

  PAR VALUE                                                           VALUE
 -----------                                                       -----------

                  MASSACHUSETTS (CONTINUED)

 $  5,000,000     Massachusetts State, DFA
                  Briarwood Retirement
                  Series A
                  2.95%, 01/01/35 (A)
                  LOC: Comerica Bank                            $     5,000,000
    2,000,000     Massachusetts State, DFA
                  Elderhostel, Inc.
                  2.96%, 08/01/30 (A)
                  LOC: Royal Bank of Scotland                         2,000,000
    5,000,000     Massachusetts State, DFA
                  ISO New England, Inc.
                  2.98%, 02/01/32 (A)
                  LOC: KeyBank, N.A.                                  5,000,000
    8,000,000     Massachusetts State, DFA
                  Multi-Family Revenue
                  Casco Crossing Project, AMT
                  3.03%, 06/15/37 (A)
                  LOC: FNMA
                  LIQ FAC: FNMA                                       8,000,000
    1,655,000     Massachusetts State, DFA
                  Mystic Valley Regional School
                  3.00%, 06/15/08 (A)
                  LOC: Bank of Nova Scotia                            1,655,000
    3,560,000     Massachusetts State, DFA
                  North Shore Community Apartments
                  Mandatory Tender 01/03/06
                  2.25%, 01/01/31
                  LOC: Citizens Bank of Massachusetts                 3,560,000
    3,000,000     Massachusetts State, DFA
                  Phillips Academy
                  2.97%, 09/01/33 (A)
                  SPA: Bank of New York                               3,000,000
    2,000,000     Massachusetts State, DFA
                  Resource Recovery Revenue
                  Waste Management, Inc. Project, AMT
                  3.02%, 07/01/29 (A)
                  LOC: SunTrust Bank, N.A.                            2,000,000
    3,600,000     Massachusetts State, DFA
                  Senior Living Facility Revenue
                  New England Deaconess Association
                  2.95%, 06/01/34 (A)
                  LOC: Lloyds TSB Bank Plc                            3,600,000
    2,000,000     Massachusetts State, DFA
                  Thayer Academy
                  2.96%, 07/01/33 (A)
                  LOC: Allied Irish Bank Plc                          2,000,000
    3,975,000     Massachusetts State, GO
                  (Roaring Fork Municipal Products LLC
                  Certificate Class A, Series 2003-10)
                  3.00%, 11/01/17 (A)(B)
                  Insured: MBIA
                  SPA: Bank of New York                               3,975,000
    6,000,000     Massachusetts State, HEFA
                  Harvard University Issue
                  Series EE
                  2.35%, 06/08/05                                     6,000,000
    7,000,000     Massachusetts State, HEFA
                  Massachusetts Institute of Technology
                  MERLOTS, Series A-14
                  2.99%, 07/01/32 (A)(B)
                  SPA: Wachovia Bank, N.A.                            7,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  MASSACHUSETTS (CONTINUED)

 $  3,325,000     Massachusetts State, HEFA
                  Sherrill House, Inc.
                  Series A-1
                  2.95%, 01/01/32 (A)
                  LOC: Comerica Bank                            $     3,325,000
    5,000,000     Massachusetts State, HFA
                  Single Family Notes
                  Series T, AMT
                  2.70%, 01/31/06
                  GIC: AIG                                            5,000,000
    6,500,000     Massachusetts State, HFA
                  Single-Family, AMT
                  2.98%, 12/01/30 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France                   6,500,000
    4,800,000     Massachusetts State, IFA
                  Buckingham Browne Nichols Issue
                  2.97%, 05/01/27 (A)(B)
                  LOC: State Street Bank                              4,800,000
    3,000,000     Massachusetts State, IFA
                  Governor Dummer Academy
                  2.97%, 07/01/26 (A)
                  LOC: Citizens Bank                                  3,000,000
    1,800,000     Massachusetts State, IFA
                  KMS Cos., AMT
                  3.07%, 05/01/16 (A)
                  LOC: Citizens Bank                                  1,800,000
    6,190,000     Massachusetts State, SP OB
                  Dedicated Tax Revenue
                  Series 2267
                  2.98%, 01/01/12 (A)(B)
                  Insured: FGIC
                  SPA: Merrill Lynch Capital Services                 6,190,000
    5,000,000     Massachusetts State, WRA
                  Series 99
                  2.70%, 08/04/05                                     5,000,000
    5,500,000     Milton, BAN, GO
                  2.75%, 09/23/05                                     5,510,339
    4,140,000     University of Massachusetts
                  Building Authority Facility Revenue
                  Series 2242
                  2.98%, 05/01/12 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                 4,140,000
    4,849,000     Winchester, BAN, GO
                  3.00%, 07/01/05                                     4,854,451
                                                                ---------------
                                                                    151,034,967
                                                                ---------------

                  PUERTO RICO - 3.63%

    5,995,000     Puerto Rico Commonwealth
                  PUTTERS, Series 441, GO
                  2.98%, 01/01/09 (A)(B)
                  Insured: MBIA
                  SPA: JPMorgan Chase Bank                            5,995,000
                                                                ---------------


  PAR VALUE                                                          VALUE
 -----------                                                      -----------

                  SOUTH CAROLINA - 1.51%

$   2,500,000     South Carolina Jobs, EDA, EDR
                  Rock-Tenn Converting Co. Project, AMT
                  3.07%, 04/01/32 (A)
                  LOC: SunTrust Bank, N.A.                      $     2,500,000
                                                                ---------------
                  TOTAL MUNICIPAL SECURITIES                        160,504,967
                  (Cost $160,504,967)                           ---------------

  SHARES
 --------

INVESTMENT COMPANY - 0.05%

       81,419     BlackRock MuniCash Portfolio
                  Institutional Shares
                  2.69% (C)                                              81,419
                                                                ---------------
                  TOTAL INVESTMENT COMPANY                               81,419
                  (Cost $81,419)                                ---------------

TOTAL INVESTMENTS - 97.21%                                          160,586,386
(Cost $160,586,386)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - 2.79%                              4,601,007
                                                                ---------------
NET ASSETS - 100.00%                                            $   165,187,393
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of May 31, 2005.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of May 31, 2005, these securities amounted to $45,670,000 or 27.65% of net assets. These securities are deemed to be liquid.

(C)      Reflects seven-day yield as of May 31, 2005.

AMBAC    Ambac Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
DFA      Development Finance Agency
EDA      Economic Development Authority
EDR      Economic Development Revenue
FGIC     Financial Guaranty Insurance Co.
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance, Inc.
GIC      Guaranteed Investment Contract
GO       General Obligation Bond
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Agency
IDR      Industrial Development Revenue
IFA      Industrial Finance Authority
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
SP OB    Special Obligation
SPA      Stand-by Purchase Agreement
WRA      Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2005

  PAR VALUE                                                        VALUE
 -----------                                                  -----------

                  NEW YORK (CONTINUED)

$     930,000     Manhasset
                  United Free School District, TAN, GO
                  2.75%, 06/29/05                               $       930,465
    2,000,000     Metropolitan Transportation Authority
                  BAN, Series 1-A
                  2.35%, 06/15/05
                  LOC: ABN AMRO Bank N.V.                             2,000,000
      980,000     Metropolitan Transportation Authority
                  Dedicated Tax Fund
                  Series 2014
                  2.99%, 05/15/08 (A)(B)
                  Insured: FGIC
                  SPA: Merrill Lynch Capital Services                   980,000
      500,000     Nassau County
                  Series A, GO
                  5.00%, 07/01/05
                  Insured: FGIC                                         501,245
    1,000,000     Nassau Health Care Corp.
                  Series 2004-C-3
                  2.92%, 08/01/29 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France                   1,000,000
    1,000,000     New York
                  MERLOTS, Series C-09, GO
                  2.99%, 08/01/16 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                            1,000,000
      500,000     New York & New Jersey Port Authority
                  Series 870, AMT
                  3.01%, 06/15/10 (A)(B)
                  Insured: AMBAC
                  SPA: Merrill Lynch Capital Services                   500,000
    1,000,000     New York City Municipal Water Authority
                  Series 5-B
                  2.15%, 07/14/05
                  LOC: Bayerische Landesbank
                  LOC: Westdeutsche Landesbank                        1,000,000
      300,000     New York City Municipal WFA
                  Water & Sewer System Revenue
                  Series B
                  4.00%, 06/15/05                                       300,132
                  Escrowed to Maturity: Collateralized
                  with U.S. Government Securities
    1,000,000     New York City Transitional  Finance Authority
                  Future Tax Secured
                  Series D-1
                  4.00%, 11/01/05                                     1,006,363
    1,000,000     New York City, HDC
                  Multi-Family Rental Housing Revenue
                  Brittany Development
                  Series A, AMT
                  3.00%, 06/15/29 (A)
                  Credit Support/SPA: FNMA                            1,000,000
      650,000     New York City, HDC
                  Multi-Family Revenue
                  Atlantic Court Apartments
                  Series A, AMT
                  3.00%, 12/01/36 (A)
                  LOC: HSBC Bank                                        650,000

  PAR VALUE                                                        VALUE
 -----------                                                  -----------

MUNICIPAL SECURITIES - 99.52%

                  GEORGIA - 1.55%

 $    500,000     Cartersville Development Authority, IDR
                  Bliss & Laughlin Steel Co., AMT
                  3.12%, 12/01/18 (A)
                  LOC: SunTrust Bank, N.A.                      $       500,000
                                                                ---------------

                  INDIANA - 2.49%

      200,000     Elkhart, EDR
                  Adorn, Inc. Project, AMT
                  3.12%, 08/01/05 (A)
                  LOC: Harris Trust & Savings Bank                      200,000
      600,000     Indiana State Development
                  Finance Authority, EDR
                  Carr Metal Products Project, AMT
                  3.23%, 01/01/09 (A)
                  LOC: JPMorgan Chase Bank                              600,000
                                                                ---------------
                                                                        800,000
                                                                ---------------

                  MINNESOTA - 2.18%

      700,000     Arden Hills Housing & Healthcare Facilities
                  Presbyterian Homes
                  Series B
                  3.02%, 09/01/29 (A)
                  LOC: U.S. Bank, N.A.                                  700,000
                                                                ---------------

                  NEW YORK - 88.17%

    1,485,000     Allegany County, IDA
                  Civic Facility Revenue
                  Houghton College Project
                  Series A
                  3.03%, 04/01/29 (A)
                  LOC: KeyBank, N.A.                                  1,485,000
      400,000     Beaver River Central School District
                  Beaver Falls, GO
                  3.38%, 06/15/05
                  Insured: FSA                                          400,211
      385,000     Carle Place
                  United Free School District, GO
                  3.00%, 10/01/05
                  Insured: FSA                                          385,881
    1,500,000     Dutchess County, IDA
                  Civic Facility Revenue
                  Trinity-Pawling School Corp.
                  2.95%, 10/01/32 (A)
                  LOC: Allied Irish Bank Plc                          1,500,000
      300,000     Erie County, IDA
                  School Facility Revenue
                  City of Buffalo Project
                  4.00%, 05/01/06
                  Insured: FSA                                          303,383
    1,000,000     Hempstead, IDA, IDR
                  Trigen-Nassau Energy Corp., AMT
                  2.98%, 09/15/15 (A)
                  LOC: Societe Generale                               1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

MAY 31, 2005

  PAR VALUE                                                           VALUE
 -----------                                                       -----------

                  NEW YORK (CONTINUED)

$   1,000,000     New York City, HDC
                  Multi-Family Revenue
                  Series A, AMT
                  2.98%, 12/01/36 (A)
                  LOC: Landesbank Baden-Wuerttemberg            $     1,000,000
      933,300     New York City, IDA
                  Abigail Press, Inc. Project, AMT
                  3.00%, 12/01/18 (A)
                  LOC: JPMorgan Chase Bank                              933,300
    1,000,000     New York City, IDA
                  Civic Facility Revenue
                  Allen-Stevenson School
                  2.95%, 12/01/34 (A)
                  LOC: Allied Irish Bank Plc                          1,000,000
    1,000,000     New York State
                  Dormitory Authority Revenue
                  Columbia University, Series A-2
                  Mandatory Tender 06/08/05
                  1.60%, 07/01/14                                     1,000,000
      100,000     New York State
                  Dormitory Authority Revenue
                  St. John's University
                  4.80%, 07/01/05
                  Insured: MBIA                                         100,214
      635,000     New York State
                  Dormitory Authority Revenue
                  Teresian House Housing Corp.
                  2.92%, 07/01/33 (A)
                  LOC: Lloyds TSB Bank Plc                              635,000
    1,000,000     New York State
                  Energy Research and Development
                  Authority, Electric Facilities Revenue
                  Long Island Lighting Co.
                  Series A, AMT
                  2.98%, 12/01/27 (A)
                  LOC: Royal Bank of Scotland                         1,000,000
    1,000,000     New York State Dormitory Authority
                  State Personal Income Tax Revenue
                  Series C
                  3.00%, 03/15/32 (A)
                  Insured: AMBAC
                  SPA: Depfa Bank Plc                                 1,000,000
      800,000     New York State, HFA
                  Biltmore Tower Housing
                  Series A, AMT
                  2.98%, 05/15/34 (A)
                  Credit Support/SPA: FNMA                              800,000
      900,000     New York State, HFA
                  Multi-Family Housing
                  Second Mortgage
                  Series A, AMT
                  3.00%, 11/01/29 (A)
                  Credit Support/SPA: FNMA                              900,000
      500,000     New York State, HFA
                  Parkledge Apartments Housing
                  Series A, AMT
                  2.94%, 11/01/35 (A)
                  Credit Support/SPA: FNMA                              500,000

  PAR VALUE                                                           VALUE
 -----------                                                       -----------

                  NEW YORK (CONTINUED)

$   2,200,000     Onondaga County, IDA, IDR
                  General Super Plating Co.
                  3.10%, 04/01/25 (A)
                  LOC: Citizens Bank                            $     2,200,000
      150,000     Southold
                  Fishers Island Ferry District, GO
                  3.75%, 09/01/05
                  Insured: FSA                                          150,555
      700,000     Starpoint Center School District, GO
                  3.00%, 06/15/05
                  Insured: MBIA                                         700,114
      500,000     Westchester County, IDA
                  Levister Redevelopment Co. LLC, AMT
                  2.97%, 08/01/33 (A)
                  LOC: Bank of New York                                 500,000
                                                                ---------------
                                                                     28,361,863
                                                                ---------------

                  PUERTO RICO  - 1.87%

      600,000     Puerto Rico Commonwealth
                  PUTTERS, Series 441, GO
                  2.98%, 01/01/09 (A)(B)
                  LOC: MBIA
                  SPA: JPMorgan Chase Bank                              600,000
                                                                ---------------

                  WYOMING  - 3.26%

    1,050,000     Sweetwater County
                  Environmental Improvement Revenue
                  Pacificorp Projects
                  3.03%, 11/01/25 (A)
                  LOC: Barclays Bank Plc                              1,050,000
                                                                ---------------
                  TOTAL MUNICIPAL SECURITIES                         32,011,863
                  (Cost $32,011,863)                            ---------------

  SHARES
 --------

INVESTMENT COMPANY - 0.19%

       61,323     BlackRock MuniCash Portfolio
                  Institutional Shares
                  2.69% (C)                                              61,323
                                                                ---------------
                  TOTAL INVESTMENT COMPANY                               61,323
                  (Cost $61,323)                                ---------------

TOTAL INVESTMENTS - 99.71%                                           32,073,186
(Cost $32,073,186)*                                             ---------------

NET OTHER ASSETS AND LIABILITIES - 0.29%                                 94,578
                                                                ---------------
NET ASSETS - 100.00%                                            $    32,167,764
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of May 31, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

MAY 31, 2005

(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of May 31, 2005, these securities amounted to $3,080,000 or 9.57% of net assets. These securities are deemed to be liquid.

(C)   Reflects seven-day yield as of May 31, 2005.

AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note
EDR         Economic Development Revenue
FGIC        Financial Guaranty Insurance Co.
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
HDC         Housing Development Corp.
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
SPA         Stand-by Purchase Agreement
TAN         Tax Anticipation Notes
WFA         Water Finance Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2005

                                                                                           GALAXY                 GALAXY
                                                                     GALAXY              GOVERNMENT           U.S. TREASURY
                                                                MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                                                -----------------     -----------------     -----------------
ASSETS:
   Investments
      Investments at amortized cost (Note 2)                     $ 1,318,723,385       $   192,610,209       $   422,453,906
      Repurchase agreements (Note 2)                                  74,920,000            77,087,000                    --
                                                                 ---------------       ---------------       ---------------
        Total Investments at value                                 1,393,643,385           269,697,209           422,453,906
   Cash                                                                      234                    24                   443
   Receivable for investments sold                                            --                    --                    --
   Interest and dividends receivable                                   2,628,276               435,206               210,361
   Receivable from Investment Advisor                                         --                    --                    --
   Deferred Trustees' fees (Note 4)                                      198,841                54,102                72,666
                                                                 ---------------       ---------------       ---------------
      Total Assets                                                 1,396,470,736           270,186,541           422,737,376
                                                                 ---------------       ---------------       ---------------

LIABILITIES:
   Distributions payable                                               2,148,955               505,074               523,360
   Payable for investments purchased                                  19,838,000                    --                    --
   Payable to Investment Advisor and affiliates (Note 4)                 556,085               101,864               145,463
   Trustees' fees and expenses payable (Note 4)                            8,883                 2,664                 2,064
   Deferred Trustees' fees (Note 4)                                      198,841                54,102                72,666
   Accrued expenses and other payables                                   236,991                76,137               112,135
                                                                 ---------------       ---------------       ---------------
      Total Liabilities                                               22,987,755               739,841               855,688
                                                                 ---------------       ---------------       ---------------
NET ASSETS                                                       $ 1,373,482,981       $   269,446,700       $   421,881,688
                                                                 ===============       ===============       ===============

NET ASSETS CONSIST OF:
   Par value                                                     $     1,373,598       $       269,493       $       422,100
   Paid-in capital in excess of par value                          1,372,224,432           269,223,698           421,425,936
   Undistributed (overdistributed) net investment income                (115,946)              (41,174)               33,652
   Accumulated net realized gain (loss) on investments sold                  897                (5,317)                   --
                                                                 ---------------       ---------------       ---------------
TOTAL NET ASSETS                                                 $ 1,373,482,981       $   269,446,700       $   421,881,688
                                                                 ===============       ===============       ===============

Retail A Shares:
   Net assets                                                    $   347,138,807       $    21,443,768       $   164,325,280
   Shares of beneficial interest outstanding                         347,114,696            21,468,962           164,323,484
                                                                 ---------------       ---------------       ---------------
   NET ASSET VALUE, offering and redemption price per share      $          1.00       $          1.00       $          1.00
                                                                 ===============       ===============       ===============

Trust Shares:
   Net assets                                                    $ 1,026,344,174       $   248,002,932       $   257,556,408
   Shares of beneficial interest outstanding                       1,026,767,371           248,024,228           257,776,113
                                                                 ---------------       ---------------       ---------------
   NET ASSET VALUE, offering and redemption price per share      $          1.00       $          1.00       $          1.00
                                                                 ===============       ===============       ===============

                                                                       GALAXY               GALAXY
                                                                     TAX-EXEMPT      CONNECTICUT MUNICIPAL
                                                                 MONEY MARKET FUND     MONEY MARKET FUND
                                                                 -----------------   ---------------------
ASSETS:
   Investments
      Investments at amortized cost (Note 2)                      $   896,994,808       $   107,155,483
      Repurchase agreements (Note 2)                                           --                    --
                                                                  ---------------       ---------------
        Total Investments at value                                    896,994,808           107,155,483
   Cash                                                                        --                    --
   Receivable for investments sold                                      4,877,420                    --
   Interest and dividends receivable                                    6,686,905               634,514
   Receivable from Investment Advisor                                     297,308                    --
   Deferred Trustees' fees (Note 4)                                        78,003                16,009
                                                                  ---------------       ---------------
      Total Assets                                                    908,934,444           107,806,006
                                                                  ---------------       ---------------

LIABILITIES:
   Distributions payable                                                1,686,461               185,641
   Payable for investments purchased                                    3,250,000                    --
   Payable to Investment Advisor and affiliates (Note 4)                  353,241                54,205
   Trustees' fees and expenses payable (Note 4)                             3,422                   486
   Deferred Trustees' fees (Note 4)                                        78,003                16,009
   Accrued expenses and other payables                                     75,946                38,913
                                                                  ---------------       ---------------
      Total Liabilities                                                 5,447,073               295,254
                                                                  ---------------       ---------------
NET ASSETS                                                        $   903,487,371       $   107,510,752
                                                                  ===============       ===============

NET ASSETS CONSIST OF:
   Par value                                                      $       903,507       $       107,517
   Paid-in capital in excess of par value                             902,603,601           107,409,066
   Undistributed (overdistributed) net investment income                  (19,468)               (5,392)
   Accumulated net realized gain (loss) on investments sold                  (269)                 (439)
                                                                  ---------------       ---------------
TOTAL NET ASSETS                                                  $   903,487,371       $   107,510,752
                                                                  ===============       ===============

Retail A Shares:
   Net assets                                                     $    38,399,035       $    13,051,358
   Shares of beneficial interest outstanding                           38,435,160            13,058,096
                                                                  ---------------       ---------------
   NET ASSET VALUE, offering and redemption price per share       $          1.00       $          1.00
                                                                  ===============       ===============

Trust Shares:
   Net assets                                                     $   865,088,336       $    94,459,394
   Shares of beneficial interest outstanding                          865,071,948            94,459,303
                                                                  ---------------       ---------------
   NET ASSET VALUE, offering and redemption price per share       $          1.00       $          1.00
                                                                  ===============       ===============

                                                                          GALAXY                   GALAXY
                                                                  MASSACHUSETTS MUNICIPAL    NEW YORK MUNICIPAL
                                                                     MONEY MARKET FUND       MONEY MARKET FUND
                                                                  -----------------------    ------------------
ASSETS:
   Investments
      Investments at amortized cost (Note 2)                          $   160,586,386          $    32,073,186
      Repurchase agreements (Note 2)                                               --                       --
                                                                      ---------------          ---------------
        Total Investments at value                                        160,586,386               32,073,186
   Cash                                                                            --                       --
   Receivable for investments sold                                          3,910,634                       --
   Interest and dividends receivable                                        1,059,795                  155,192
   Receivable from Investment Advisor                                              --                    1,662
   Deferred Trustees' fees (Note 4)                                            22,006                      989
                                                                      ---------------          ---------------
      Total Assets                                                        165,578,821               32,231,029
                                                                      ---------------          ---------------

LIABILITIES:
   Distributions payable                                                      255,276                   44,155
   Payable for investments purchased                                               --                       --
   Payable to Investment Advisor and affiliates (Note 4)                       74,508                       --
   Trustees' fees and expenses payable (Note 4)                                   586                       84
   Deferred Trustees' fees (Note 4)                                            22,006                      989
   Accrued expenses and other payables                                         39,052                   18,037
                                                                      ---------------          ---------------
      Total Liabilities                                                       391,428                   63,265
                                                                      ---------------          ---------------
NET ASSETS                                                            $   165,187,393          $    32,167,764
                                                                      ===============          ===============

NET ASSETS CONSIST OF:
   Par value                                                          $       165,204          $        32,168
   Paid-in capital in excess of par value                                 164,988,920               32,135,596
   Undistributed (overdistributed) net investment income                       33,269                       --
   Accumulated net realized gain (loss) on investments sold                        --                       --
                                                                      ---------------          ---------------
TOTAL NET ASSETS                                                      $   165,187,393          $    32,167,764
                                                                      ===============          ===============

Retail A Shares:
   Net assets                                                         $    38,585,776          $    11,021,680
   Shares of beneficial interest outstanding                               38,602,351               11,021,682
                                                                      ---------------          ---------------
   NET ASSET VALUE, offering and redemption price per share           $          1.00          $          1.00
                                                                      ===============          ===============

Trust Shares:
   Net assets                                                         $   126,601,617          $    21,146,084
   Shares of beneficial interest outstanding                              126,601,544               21,146,082
                                                                      ---------------          ---------------
   NET ASSET VALUE, offering and redemption price per share           $          1.00          $          1.00
                                                                      ===============          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                    32 & 33

GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2005

                                                                                                      GALAXY            GALAXY
                                                                                  GALAXY            GOVERNMENT       U.S. TREASURY
                                                                             MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Interest (Note 2)                                                            $ 31,452,484       $  9,282,557      $ 11,774,207
   Dividends (Note 2)                                                                     --                678                --
                                                                                ------------       ------------      ------------
      Total investment income                                                     31,452,484          9,283,235        11,774,207
                                                                                ------------       ------------      ------------
EXPENSES:
   Investment advisory fees (Note 4)                                               6,129,183          1,936,987         2,633,325
   Administration fees (Note 4)                                                    1,026,638            324,445           441,239
   Custodian fees                                                                     38,739             30,809            16,570
   Pricing and bookkeeping fees (Note 4)                                             141,620             85,255            87,890
   Professional fees                                                                  56,354             38,759            38,480
   Shareholder servicing fees (Note 4):
      Retail A Shares                                                                327,183            238,025           361,751
   Transfer agent fees (Note 4):
      Retail A Shares                                                                618,016            176,120           329,408
      Trust Shares                                                                     2,563                334               258
      Sub-accounting fees - Trust Shares                                             143,902             34,645             7,332
   Trustees' fees and expenses (Note 4)                                               23,450             19,075            22,020
   Reports to shareholders                                                           117,199             70,524           118,390
   Miscellaneous                                                                      83,338             56,475            70,326
                                                                                ------------       ------------      ------------
      Total expenses before reimbursement/waiver                                   8,708,185          3,011,453         4,126,989
                                                                                ------------       ------------      ------------
      Less: fees waived or reimbursed by Investment Advisor (Note 4)                (398,948)           (33,788)         (137,119)
      Less: fees waived or reimbursed by Investment Advisor or affiliates of
      Investment Advisor (Note 4):
        Retail A Shares                                                                   --            (27,929)          (94,224)
        Trust Shares                                                                 (65,402)           (18,030)           (7,296)
                                                                                ------------       ------------      ------------
        Net expenses                                                               8,243,835          2,931,706         3,888,350
                                                                                ------------       ------------      ------------
NET INVESTMENT INCOME                                                             23,208,649          6,351,529         7,885,857
                                                                                ------------       ------------      ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD                                           5,373                 --             3,432
                                                                                ------------       ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 23,214,022       $  6,351,529      $  7,889,289
                                                                                ============       ============      ============

                                                                                     GALAXY               GALAXY
                                                                                   TAX-EXEMPT      CONNECTICUT MUNICIPAL
                                                                                MONEY MARKET FUND    MONEY MARKET FUND
                                                                                -----------------  ---------------------
INVESTMENT INCOME:
   Interest (Note 2)                                                               $ 19,298,483         $  3,290,361
   Dividends (Note 2)                                                                    56,933               15,946
                                                                                   ------------         ------------
      Total investment income                                                        19,355,416            3,306,307
                                                                                   ------------         ------------
EXPENSES:
   Investment advisory fees (Note 4)                                                  4,595,763              826,845
   Administration fees (Note 4)                                                         769,790              138,497
   Custodian fees                                                                        22,593               14,174
   Pricing and bookkeeping fees (Note 4)                                                155,010               66,455
   Professional fees                                                                     58,842               37,640
   Shareholder servicing fees (Note 4):
      Retail A Shares                                                                   150,906              156,942
   Transfer agent fees (Note 4):
      Retail A Shares                                                                    61,129               26,026
      Trust Shares                                                                          657                   52
      Sub-accounting fees - Trust Shares                                                     --                   --
   Trustees' fees and expenses (Note 4)                                                  38,440                6,722
   Reports to shareholders                                                               35,630               16,085
   Miscellaneous                                                                         55,375               34,113
                                                                                   ------------         ------------
      Total expenses before reimbursement/waiver                                      5,944,135            1,323,551
                                                                                   ------------         ------------
      Less: fees waived or reimbursed by Investment Advisor (Note 4)                   (222,251)              (7,800)
      Less: fees waived or reimbursed by Investment Advisor or affiliates of
      Investment Advisor (Note 4):
        Retail A Shares                                                                  (4,095)             (35,910)
        Trust Shares                                                                         --                  (19)
                                                                                   ------------         ------------
        Net expenses                                                                  5,717,789            1,279,822
                                                                                   ------------         ------------
NET INVESTMENT INCOME                                                                13,637,627            2,026,485
                                                                                   ------------         ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD                                                107                 (439)
                                                                                   ------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 13,637,734         $  2,026,046
                                                                                   ============         ============

                                                                                          GALAXY                 GALAXY
                                                                                 MASSACHUSETTS MUNICIPAL   NEW YORK MUNICIPAL
                                                                                    MONEY MARKET FUND       MONEY MARKET FUND
                                                                                 -----------------------   ------------------
INVESTMENT INCOME:
   Interest (Note 2)                                                                   $  4,765,050           $    606,048
   Dividends (Note 2)                                                                        20,051                  4,728
                                                                                       ------------           ------------
      Total investment income                                                             4,785,101                610,776
                                                                                       ------------           ------------
EXPENSES:
   Investment advisory fees (Note 4)                                                      1,164,259                146,828
   Administration fees (Note 4)                                                             195,013                 24,594
   Custodian fees                                                                            13,846                 10,668
   Pricing and bookkeeping fees (Note 4)                                                     70,111                 42,117
   Professional fees                                                                         32,668                 23,605
   Shareholder servicing fees (Note 4):
      Retail A Shares                                                                       169,046                 21,926
   Transfer agent fees (Note 4):
      Retail A Shares                                                                        20,094                  4,997
      Trust Shares                                                                               39                     39
      Sub-accounting fees - Trust Shares                                                         --                     --
   Trustees' fees and expenses (Note 4)                                                       9,588                  1,314
   Reports to shareholders                                                                   15,563                  2,892
   Miscellaneous                                                                             32,446                 12,875
                                                                                       ------------           ------------
      Total expenses before reimbursement/waiver                                          1,722,673                291,855
                                                                                       ------------           ------------
      Less: fees waived or reimbursed by Investment Advisor (Note 4)                        (19,961)              (136,582)
      Less: fees waived or reimbursed by Investment Advisor or affiliates of
      Investment Advisor (Note 4):
        Retail A Shares                                                                     (19,243)                (4,823)
        Trust Shares                                                                            (39)                    (4)
                                                                                       ------------           ------------
        Net expenses                                                                      1,683,430                150,446
                                                                                       ------------           ------------
NET INVESTMENT INCOME                                                                     3,101,671                460,330
                                                                                       ------------           ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD                                                     --                     --
                                                                                       ------------           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  3,101,671           $    460,330
                                                                                       ============           ============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     34 & 35

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               GALAXY
                                                                         GALAXY                              GOVERNMENT
                                                                   MONEY MARKET FUND                      MONEY MARKET FUND
                                                        -----------------------------------     -----------------------------------
                                                           YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          MAY 31, 2005        MAY 31, 2004        MAY 31, 2005        MAY 31, 2004
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS AT BEGINNING OF PERIOD                       $ 1,609,973,113     $ 2,283,304,558     $   592,805,191     $   591,161,186
                                                        ---------------     ---------------     ---------------     ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                     23,208,649          11,248,247           6,351,529           3,370,425
   Net realized gain (loss) on investments sold                   5,373              (4,476)                 --              (5,317)
                                                        ---------------     ---------------     ---------------     ---------------
      Net increase in net assets resulting from
        operations                                           23,214,022          11,243,771           6,351,529           3,365,108
                                                        ---------------     ---------------     ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income                                  (6,332,228)         (2,582,702)         (2,753,432)         (1,623,767)
                                                        ---------------     ---------------     ---------------     ---------------

   TRUST SHARES:
      Net investment income                                 (17,184,538)         (8,774,037)         (3,598,097)         (1,746,658)
                                                        ---------------     ---------------     ---------------     ---------------
        Total distributions to shareholders                 (23,516,766)        (11,356,739)         (6,351,529)         (3,370,425)
                                                        ---------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)         (236,187,388)       (673,218,477)       (323,358,491)          1,649,322
                                                        ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                   (236,490,132)       (673,331,445)       (323,358,491)          1,644,005
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)          $ 1,373,482,981     $ 1,609,973,113     $   269,446,700     $   592,805,191
                                                        ===============     ===============     ===============     ===============
(A) Undistributed (overdistributed) net investment
   income (loss)                                        $      (115,946)    $       192,171     $       (41,174)    $       (41,174)
                                                        ===============     ===============     ===============     ===============

                                                                      GALAXY                                GALAXY
                                                                   U.S. TREASURY                          TAX-EXEMPT
                                                                 MONEY MARKET FUND                    MONEY MARKET FUND
                                                        ---------------------------------    ----------------------------------
                                                           YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          MAY 31, 2005      MAY 31, 2004       MAY 31, 2005       MAY 31, 2004
                                                        ---------------   ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD                       $   752,458,221   $ 1,141,628,921    $ 1,222,041,962    $ 1,409,867,859
                                                        ---------------   ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                      7,885,857         4,450,584         13,637,627          7,580,519
   Net realized gain (loss) on investments sold                   3,432            (1,401)               107                 --
                                                        ---------------   ---------------    ---------------    ---------------
      Net increase in net assets resulting from
        operations                                            7,889,289         4,449,183         13,637,734          7,580,519
                                                        ---------------   ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income                                  (4,497,330)       (2,006,444)        (1,533,666)        (1,016,006)
                                                        ---------------   ---------------    ---------------    ---------------

   TRUST SHARES:
      Net investment income                                  (3,813,093)       (2,444,140)       (12,103,961)        (6,564,514)
                                                        ---------------   ---------------    ---------------    ---------------
        Total distributions to shareholders                  (8,310,423)       (4,450,584)       (13,637,627)        (7,580,520)
                                                        ---------------   ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)         (330,155,399)     (389,169,299)      (318,554,698)      (187,825,896)
                                                        ---------------   ---------------    ---------------    ---------------
   Net increase (decrease) in net assets                   (330,576,533)     (389,170,700)      (318,554,591)      (187,825,897)
                                                        ---------------   ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)          $   421,881,688   $   752,458,221    $   903,487,371    $ 1,222,041,962
                                                        ===============   ===============    ===============    ===============
(A) Undistributed (overdistributed) net investment
   income (loss)                                        $        33,652   $       444,821    $       (19,468)   $       (19,468)
                                                        ===============   ===============    ===============    ===============

                                                                       GALAXY                               GALAXY
                                                               CONNECTICUT MUNICIPAL               MASSACHUSETTS MUNICIPAL
                                                                 MONEY MARKET FUND                     MONEY MARKET FUND
                                                        ----------------------------------    ----------------------------------
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          MAY 31, 2005       MAY 31, 2004       MAY 31, 2005       MAY 31, 2004
                                                        ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD                       $   238,128,151    $   269,558,618    $   284,733,515    $   411,599,814
                                                        ---------------    ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                      2,026,485            941,387          3,101,671          1,524,324
   Net realized gain (loss) on investments sold                    (439)                --                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase in net assets resulting from
        operations                                            2,026,046            941,387          3,101,671          1,524,324
                                                        ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income                                  (1,319,025)          (941,375)        (1,927,207)        (1,523,287)
                                                        ---------------    ---------------    ---------------    ---------------

   TRUST SHARES:
      Net investment income                                    (707,460)               (13)        (1,174,464)            (1,037)
                                                        ---------------    ---------------    ---------------    ---------------
        Total distributions to shareholders                  (2,026,485)          (941,388)        (3,101,671)        (1,524,324)
                                                        ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)         (130,616,960)       (31,430,466)      (119,546,122)      (126,866,299)
                                                        ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets                   (130,617,399)       (31,430,467)      (119,546,122)      (126,866,299)
                                                        ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)          $   107,510,752    $   238,128,151    $   165,187,393    $   284,733,515
                                                        ===============    ===============    ===============    ===============
(A) Undistributed (overdistributed) net investment
   income (loss)                                        $        (5,392)   $        (5,392)   $        33,269    $        33,269
                                                        ===============    ===============    ===============    ===============

                                                                             GALAXY
                                                                      NEW YORK MUNICIPAL
                                                                        MONEY MARKET FUND
                                                           -------------------------------------
                                                              YEAR ENDED          PERIOD ENDED
                                                             MAY 31, 2005         MAY 31, 2004*
                                                           ---------------       ---------------
NET ASSETS AT BEGINNING OF PERIOD                          $    42,897,627       $         1,000**
                                                           ---------------       ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                           460,330               131,507
   Net realized gain (loss) on investments sold                         --                    --
                                                           ---------------       ---------------
      Net increase in net assets resulting from
        operations                                                 460,330               131,507
                                                           ---------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income                                       (228,912)             (124,425)
                                                           ---------------       ---------------

   TRUST SHARES:
      Net investment income                                       (231,418)               (7,082)
                                                           ---------------       ---------------
        Total distributions to shareholders                       (460,330)             (131,507)
                                                           ---------------       ---------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)             (10,729,863)           42,896,627
                                                           ---------------       ---------------
   Net increase (decrease) in net assets                       (10,729,863)           42,896,627
                                                           ---------------       ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)             $    32,167,764       $    42,897,627
                                                           ===============       ===============
(A) Undistributed (overdistributed) net investment
   income (loss)                                           $            --       $            --
                                                           ===============       ===============

----------
*     For the period from September 16, 2003 through May 31, 2004.
**    Initial investment.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 38 and 39.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     36 & 37

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY

                                                                                                             GALAXY
                                                                     GALAXY                                GOVERNMENT
                                                               MONEY MARKET FUND                        MONEY MARKET FUND
                                                     -------------------------------------    -------------------------------------
                                                       YEAR ENDED             YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                      MAY 31, 2005           MAY 31, 2004       MAY 31, 2005          MAY 31, 2004
                                                     ---------------       ---------------    ---------------       ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold                                              $ 1,986,029,886       $ 2,619,340,609    $ 1,884,297,813       $ 2,753,330,765
   Capital Contribution (Note 7)                                  --                    --                 --                    --
   Issued to shareholders in
      reinvestment of dividends                            6,282,314             2,556,659          2,744,921             1,622,516
   Repurchased                                        (2,172,309,580)       (2,754,725,814)    (2,208,427,350)       (2,674,448,991)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding     $  (179,997,380)      $  (132,828,546)   $  (321,384,616)      $    80,504,290
                                                     ===============       ===============    ===============       ===============
TRUST SHARES:**
   Sold                                              $ 1,198,424,672       $ 1,336,349,594    $   712,056,922       $ 1,136,943,591
   Capital Contribution (Note 7)                                  --                    --                 --                    --
   Issued to shareholders in reinvestment
      of dividends                                           684,249               369,509            206,257                83,354
   Repurchased                                        (1,255,298,929)       (1,877,109,034)      (714,237,054)       (1,215,881,913)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding     $   (56,190,008)      $  (540,389,931)   $    (1,973,875)      $   (78,854,968)
                                                     ===============       ===============    ===============       ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold                                                1,986,029,886         2,619,340,609      1,884,297,813         2,753,330,765
   Issued to shareholders in reinvestment
      of dividends                                         6,282,314             2,556,659          2,744,921             1,622,516
   Repurchased                                        (2,172,309,580)       (2,754,725,814)    (2,208,427,350)       (2,674,448,991)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding        (179,997,380)         (132,828,546)      (321,384,616)           80,504,290
                                                     ===============       ===============    ===============       ===============
TRUST SHARES:**
   Sold                                                1,198,424,672         1,336,349,594        712,056,922         1,136,943,591
   Issued to shareholders in reinvestment
      of dividends                                           684,249               369,509            206,257                83,354
   Repurchased                                        (1,255,298,929)       (1,877,109,034)      (714,237,054)       (1,215,881,913)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding         (56,190,008)         (540,389,931)        (1,973,875)          (78,854,968)
                                                     ===============       ===============    ===============       ===============

                                                                     GALAXY                                   GALAXY
                                                                  U.S. TREASURY                             TAX-EXEMPT
                                                                MONEY MARKET FUND                       MONEY MARKET FUND
                                                     -------------------------------------    -------------------------------------
                                                        YEAR ENDED            YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                       MAY 31, 2005          MAY 31, 2004       MAY 31, 2005          MAY 31, 2004
                                                     ---------------       ---------------    ---------------       ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold                                              $ 1,726,426,860       $ 2,446,724,736    $   691,194,970       $   689,139,254
   Capital Contribution (Note 7)                                  --                    --             18,400                    --
   Issued to shareholders in
      reinvestment of dividends                            4,467,222             1,997,592          1,525,216             1,008,829
   Repurchased                                        (2,046,078,743)       (2,575,712,332)      (842,052,969)         (743,856,033)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding     $  (315,184,661)      $  (126,990,004)   $  (149,314,383)      $   (53,707,950)
                                                     ===============       ===============    ===============       ===============
TRUST SHARES:**
   Sold                                              $   578,514,321       $   682,560,351    $ 1,033,583,071       $   936,292,190
   Capital Contribution (Note 7)                                  --                    --            278,908                    --
   Issued to shareholders in reinvestment
      of dividends                                            69,080                25,313                667                   331
   Repurchased                                          (593,554,139)         (944,764,959)    (1,203,102,961)       (1,070,410,467)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding     $   (14,970,738)      $  (262,179,295)   $  (169,240,315)      $  (134,117,946)
                                                     ===============       ===============    ===============       ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold                                                1,726,426,860         2,446,724,736        691,194,970           689,139,254
   Issued to shareholders in reinvestment
      of dividends                                         4,467,222             1,997,592          1,525,216             1,008,829
   Repurchased                                        (2,046,078,743)       (2,575,712,332)      (842,052,969)         (743,856,033)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding        (315,184,661)         (126,990,004)      (149,332,783)          (53,707,950)
                                                     ===============       ===============    ===============       ===============
TRUST SHARES:**
   Sold                                                  578,514,321           682,560,351      1,033,583,071           936,292,190
   Issued to shareholders in reinvestment
      of dividends                                            69,080                25,313                667                   331
   Repurchased                                          (593,554,139)         (944,764,959)    (1,203,102,961)       (1,070,410,467)
                                                     ---------------       ---------------    ---------------       ---------------
   Net increase (decrease) in shares outstanding         (14,970,738)         (262,179,295)      (169,519,223)         (134,117,946)
                                                     ===============       ===============    ===============       ===============

                                                                        GALAXY                               GALAXY
                                                                     CONNECTICUT                     MASSACHUSETTS MUNICIPAL
                                                                  MONEY MARKET FUND                     MONEY MARKET FUND
                                                        -----------------------------------    -----------------------------------
                                                           YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                          MAY 31, 2005        MAY 31, 2004       MAY 31, 2005        MAY 31, 2004
                                                        ---------------     ---------------    ---------------     ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold                                                 $   332,186,241     $   504,088,052    $   796,096,340     $   847,238,693
   Capital Contribution (Note 7)                                     --                  --                 --                  --
   Issued to shareholders in
      reinvestment of dividends                               1,026,371             493,278          1,485,293             916,272
   Repurchased                                             (558,278,862)       (536,021,809)    (1,042,817,641)       (975,932,922)
                                                        ---------------     ---------------    ---------------     ---------------
   Net increase (decrease) in shares outstanding        $  (225,066,250)    $   (31,440,479)   $  (245,236,008)    $  (127,777,957)
                                                        ===============     ===============    ===============     ===============
TRUST SHARES:**
   Sold                                                 $   150,640,742     $        10,000    $   307,430,061     $     1,575,674
   Capital Contribution (Note 7)                                     --                  --                 --                  --
   Issued to shareholders in reinvestment
      of dividends                                                   67                  13                 23                  13
   Repurchased                                              (56,191,519)                 --       (181,740,198)           (664,029)
                                                        ---------------     ---------------    ---------------     ---------------
   Net increase (decrease) in shares outstanding        $    94,449,290     $        10,013    $   125,689,886     $       911,658
                                                        ===============     ===============    ===============     ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold                                                     332,186,241         504,088,052        796,096,340         847,238,693
   Issued to shareholders in reinvestment
      of dividends                                            1,026,371             493,278          1,485,293             916,272
   Repurchased                                             (558,278,862)       (536,021,809)    (1,042,817,641)       (975,932,922)
                                                        ---------------     ---------------    ---------------     ---------------
   Net increase (decrease) in shares outstanding           (225,066,250)        (31,440,479)      (245,236,008)       (127,777,957)
                                                        ===============     ===============    ===============     ===============
TRUST SHARES:**
   Sold                                                     150,640,742              10,000        307,430,061           1,575,674
   Issued to shareholders in reinvestment
      of dividends                                                   67                  13                 23                  13
   Repurchased                                              (56,191,519)                 --       (181,740,198)           (664,029)
                                                        ---------------     ---------------    ---------------     ---------------
   Net increase (decrease) in shares outstanding             94,449,290              10,013        125,689,886             911,658
                                                        ===============     ===============    ===============     ===============

                                                                         GALAXY
                                                                  NEW YORK MUNICIPAL
                                                                   MONEY MARKET FUND
                                                        -------------------------------------
                                                           YEAR ENDED          PERIOD ENDED
                                                          MAY 31, 2005         MAY 31, 2004*
                                                        ---------------       ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold                                                 $    17,953,005       $    86,440,679
   Capital Contribution (Note 7)                                     --                    --
   Issued to shareholders in
      reinvestment of dividends                                 137,272                57,398
   Repurchased                                              (45,167,634)          (48,400,038)
                                                        ---------------       ---------------
   Net increase (decrease) in shares outstanding        $   (27,077,357)      $    38,098,039
                                                        ===============       ===============
TRUST SHARES:**
   Sold                                                 $    47,020,275       $     6,299,463
   Capital Contribution (Note 7)                                     --                    --
   Issued to shareholders in reinvestment
      of dividends                                                   27                    17
   Repurchased                                              (30,672,808)           (1,500,892)
                                                        ---------------       ---------------
   Net increase (decrease) in shares outstanding        $    16,347,494       $     4,798,588
                                                        ===============       ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold                                                      17,953,005            86,440,679
   Issued to shareholders in reinvestment
      of dividends                                              137,272                57,398
   Repurchased                                              (45,167,634)          (48,400,038)
                                                        ---------------       ---------------
   Net increase (decrease) in shares outstanding            (27,077,357)           38,098,039
                                                        ===============       ===============
TRUST SHARES:**
   Sold                                                      47,020,275             6,299,463
   Issued to shareholders in reinvestment
      of dividends                                                   27                    17
   Repurchased                                              (30,672,808)           (1,500,892)
                                                        ---------------       ---------------
   Net increase (decrease) in shares outstanding             16,347,494             4,798,588
                                                        ===============       ===============

----------
* The Galaxy New York Municipal Money Market Fund commenced operations on September 16, 2003.
** The Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund began offering Trust Shares on March 1, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     38 & 39

GALAXY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               INCOME FROM
                                INVESTMENT       LESS
                                OPERATIONS   DISTRIBUTIONS
                               -----------   -------------

                  NET ASSET                  DISTRIBUTIONS      NET INCREASE    NET ASSET
                    VALUE           NET        FROM NET          (DECREASE)       VALUE
                  BEGINNING     INVESTMENT    INVESTMENT           IN NET        END OF       TOTAL
                  0F PERIOD       INCOME        INCOME           ASSET VALUE     PERIOD     RETURN(2)
                  ---------     ----------   -------------      ------------    ---------   ---------
RETAIL A
5/31/05            $1.00          $0.014       $(0.014)              $--         $1.00         1.45%
5/31/04             1.00           0.005        (0.005)               --          1.00         0.45%
5/31/03(1)          1.00           0.005        (0.005)               --          1.00         0.45%**
10/31/02            1.00           0.014        (0.014)               --          1.00         1.41%
10/31/01            1.00           0.043        (0.043)               --          1.00         4.40%
10/31/00            1.00           0.056        (0.056)               --          1.00         5.77%

 TRUST
5/31/05             1.00           0.016        (0.016)               --          1.00         1.64%
5/31/04             1.00           0.007        (0.007)               --          1.00         0.69%
5/31/03(1)          1.00           0.006        (0.006)               --          1.00         0.55%**
10/31/02            1.00           0.016        (0.016)               --          1.00         1.58%
10/31/01            1.00           0.045        (0.045)               --          1.00         4.56%
10/31/00            1.00           0.058        (0.058)               --          1.00         5.95%



                                                       RATIOS TO AVERAGE NET ASSETS
                                         ------------------------------------------------------
                                          RATIO OF NET          RATIO OF           RATIO OF
                                           INVESTMENT           OPERATING          OPERATING
                         NET ASSETS          INCOME             EXPENSES           EXPENSES
                           END OF           INCLUDING           INCLUDING          EXCLUDING
                           PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/    REIMBURSEMENTS/
                       (IN THOUSANDS)        WAIVER              WAIVER             WAIVER
                       --------------    --------------      ---------------    ---------------
RETAIL A
5/31/05                 $   347,139           1.38%               0.67%              0.70%
5/31/04                     527,231           0.45%               0.69%              0.76%
5/31/03(1)                  660,094           0.79%*              0.65%*             0.72%*
10/31/02                  2,242,141           1.41%               0.63%              0.68%
10/31/01                  3,140,116           4.28%               0.62%              0.66%
10/31/00                  2,785,840           5.65%               0.63%              0.69%

 TRUST
5/31/05                   1,026,344           1.57%               0.48%              0.51%
5/31/04                   1,082,742           0.68%               0.46%              0.49%
5/31/03(1)                1,623,211           0.97%*              0.47%*             0.52%*
10/31/02                  2,038,906           1.57%               0.47%              0.51%
10/31/01                  2,549,240           4.44%               0.46%              0.50%
10/31/00                  1,999,243           5.82%               0.46%              0.51%

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     40 & 41

GALAXY GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                INCOME FROM
                                 INVESTMENT         LESS
                                 OPERATIONS     DISTRIBUTIONS
                                -----------     -------------



                   NET ASSET                    DISTRIBUTIONS      NET INCREASE    NET ASSET
                     VALUE           NET          FROM NET          (DECREASE)      VALUE
                   BEGINNING     INVESTMENT      INVESTMENT           IN NET        END OF         TOTAL
                   0F PERIOD       INCOME          INCOME           ASSET VALUE     PERIOD       RETURN(2)
                   ---------     ----------     -------------      ------------    ---------     ---------
RETAIL A
5/31/05             $1.00          $0.014         $(0.014)             $ --         $1.00           1.37%
5/31/04              1.00           0.004          (0.004)               --          1.00           0.44%
5/31/03(1)           1.00           0.004          (0.004)               --          1.00           0.38%**
10/31/02             1.00           0.013          (0.013)               --          1.00           1.30%
10/31/01             1.00           0.042          (0.042)               --          1.00           4.30%
10/31/00             1.00           0.055          (0.055)               --          1.00           5.61%

 TRUST
5/31/05              1.00           0.015          (0.015)               --          1.00           1.53%
5/31/04              1.00           0.006          (0.006)               --          1.00           0.59%
5/31/03(1)           1.00           0.005          (0.005)               --          1.00           0.48%**
10/31/02             1.00           0.015          (0.015)               --          1.00           1.47%
10/31/01             1.00           0.044          (0.044)               --          1.00           4.47%
10/31/00             1.00           0.056          (0.056)               --          1.00           5.78%



                                                       RATIOS TO AVERAGE NET ASSETS
                                        ---------------------------------------------------------

                                          RATIO OF NET          RATIO OF             RATIO OF
                                           INVESTMENT           OPERATING            OPERATING
                       NET ASSETS           INCOME              EXPENSES             EXPENSES
                         END OF            INCLUDING            INCLUDING            EXCLUDING
                         PERIOD         REIMBURSEMENTS/      REIMBURSEMENTS/      REIMBURSEMENTS/
                     (IN THOUSANDS)         WAIVER               WAIVER               WAIVER
                     -------------      ---------------      ---------------      ---------------
RETAIL A
5/31/05                $  21,444             1.24%                0.68%                0.70%
5/31/04                  342,828             0.44%                0.66%                0.66%
5/31/03(1)               262,327             0.67%*               0.70%*               0.71%*
10/31/02                 258,545             1.31%                0.68%                0.69%
10/31/01                 357,902             4.25%                0.67%                0.68%
10/31/00                 333,272             5.44%                0.68%                0.69%

 TRUST
5/31/05                  248,003             1.39%                0.53%                0.54%
5/31/04                  249,977             0.58%                0.52%                0.52%
5/31/03(1)               328,834             0.84%*               0.53%*               0.53%*
10/31/02                 480,171             1.47%                0.52%                0.53%
10/31/01                 578,193             4.41%                0.51%                0.52%
10/31/00                 528,502             5.61%                0.51%                0.52%

----------

*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     42 & 43

GALAXY U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 INCOME FROM
                                  INVESTMENT          LESS
                                  OPERATIONS      DISTRIBUTIONS
                                 -----------      -------------



                  NET ASSET                       DISTRIBUTIONS      NET INCREASE       NET ASSET
                    VALUE             NET           FROM NET          (DECREASE)          VALUE
                  BEGINNING       INVESTMENT       INVESTMENT           IN NET           END OF          TOTAL
                  0F PERIOD         INCOME           INCOME           ASSET VALUE        PERIOD        RETURN(2)
                  ---------       ----------      -------------      ------------       ---------      --------
RETAIL A
5/31/05            $1.00            $0.013          $(0.013)             $ --            $1.00           1.30%
5/31/04             1.00             0.004           (0.004)               --             1.00           0.36%
5/31/03(1)          1.00             0.004           (0.004)               --             1.00           0.38%**
10/31/02            1.00             0.013           (0.013)               --             1.00           1.27%
10/31/01            1.00             0.041           (0.041)               --             1.00           4.16%
10/31/00            1.00             0.051           (0.051)               --             1.00           5.26%

 TRUST
5/31/05             1.00             0.014           (0.014)               --             1.00           1.45%
5/31/04             1.00             0.005           (0.005)               --             1.00           0.52%
5/31/03(1)          1.00             0.005           (0.005)               --             1.00           0.47%**
10/31/02            1.00             0.014           (0.014)               --             1.00           1.42%
10/31/01            1.00             0.042           (0.042)               --             1.00           4.31%
10/31/00            1.00             0.053           (0.053)               --             1.00           5.42%



                                                                   RATIOS TO AVERAGE NET ASSETS
                                                    ------------------------------------------------------------

                                                    RATIO OF NET            RATIO OF               RATIO OF
                                                     INVESTMENT             OPERATING              OPERATING
                          NET ASSETS                   INCOME               EXPENSES               EXPENSES
                            END OF                    INCLUDING             INCLUDING              EXCLUDING
                             PERIOD                 REIMBURSEMENTS/       REIMBURSEMENTS/        REIMBURSEMENTS/
                         (IN THOUSANDS)                 WAIVER                WAIVER                 WAIVER
                         --------------             ---------------       ---------------        ---------------
RETAIL A
5/31/05                    $164,325                      1.14%                 0.65%                  0.69%
5/31/04                     479,750                      0.36%                 0.65%                  0.65%
5/31/03(1)                  606,741                      0.66%*                0.64%*                 0.64%*
10/31/02                    716,936                      1.28%                 0.62%                  0.62%
10/31/01                    894,962                      3.99%                 0.62%                  0.62%
10/31/00                    544,741                      5.17%                 0.65%                  0.65%

 TRUST
5/31/05                     257,556                      1.29%                 0.50%                  0.52%
5/31/04                     272,708                      0.52%                 0.49%                  0.49%
5/31/03(1)                  534,888                      0.82%*                0.48%*                 0.48%*
10/31/02                    768,725                      1.42%                 0.48%                  0.48%
10/31/01                    885,644                      4.13%                 0.48%                  0.48%
10/31/00                    510,815                      5.33%                 0.49%                  0.49%

*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     44 & 45

GALAXY TAX-EXEMPT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT         LESS
                                       OPERATIONS     DISTRIBUTIONS
                                      -----------     -------------



                       NET ASSET                      DISTRIBUTIONS       NET INCREASE          NET ASSET
                         VALUE             NET          FROM NET           (DECREASE)             VALUE
                       BEGINNING       INVESTMENT      INVESTMENT            IN NET              END OF           TOTAL
                       0F PERIOD         INCOME          INCOME            ASSET VALUE           PERIOD         RETURN(2)
                       ---------       ----------     -------------       ------------          --------        --------
RETAIL A
5/31/05                 $1.00            $0.011         $(0.011)               $ --               $1.00           1.12%
5/31/04                  1.00             0.005          (0.005)                 --                1.00           0.46%
5/31/03(1)               1.00             0.004          (0.004)                 --                1.00           0.42%**
10/31/02                 1.00             0.010          (0.010)                 --                1.00           1.04%
10/31/01                 1.00             0.026          (0.026)                 --                1.00           2.63%
10/31/00                 1.00             0.033          (0.033)                 --                1.00           3.33%

 TRUST
5/31/05                  1.00             0.012          (0.012)                 --                1.00           1.25%
5/31/04                  1.00             0.006          (0.006)                 --                1.00           0.58%
5/31/03(1)               1.00             0.005          (0.005)                 --                1.00           0.49%**
10/31/02                 1.00             0.011          (0.011)                 --                1.00           1.15%
10/31/01                 1.00             0.027          (0.027)                 --                1.00           2.77%
10/31/00                 1.00             0.034          (0.034)                 --                1.00           3.46%



                                                                         RATIOS TO AVERAGE NET ASSETS
                                                     -------------------------------------------------------------------

                                                      RATIO OF NET                RATIO OF                  RATIO OF
                                                       INVESTMENT                 OPERATING                 OPERATING
                             NET ASSETS                  INCOME                   EXPENSES                  EXPENSES
                               END OF                   INCLUDING                 INCLUDING                 EXCLUDING
                               PERIOD                REIMBURSEMENTS/           REIMBURSEMENTS/           REIMBURSEMENTS/
                           (IN THOUSANDS)                WAIVER                    WAIVER                    WAIVER
                           --------------            ---------------           ---------------           ---------------
RETAIL A
5/31/05                      $   38,399                   1.08%                     0.61%                     0.63%
5/31/04                         187,712                   0.46%                     0.59%                     0.61%
5/31/03(1)                      241,420                   0.72%*                    0.58%*                    0.61%*
10/31/02                        269,141                   1.03%                     0.57%                     0.60%
10/31/01                        289,155                   2.58%                     0.59%                     0.62%
10/31/00                        215,914                   3.39%                     0.62%                     0.64%

 TRUST
5/31/05                         865,088                   1.21%                     0.48%                     0.50%
5/31/04                       1,034,330                   0.58%                     0.47%                     0.49%
5/31/03(1)                    1,168,448                   0.84%*                    0.46%*                    0.49%*
10/31/02                      1,465,683                   1.14%                     0.46%                     0.49%
10/31/01                      1,487,635                   2.71%                     0.46%                     0.49%
10/31/00                      1,276,445                   3.52%                     0.49%                     0.51%

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     46 & 47

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM
                                     INVESTMENT            LESS
                                     OPERATIONS        DISTRIBUTIONS
                                    -----------        -------------



                    NET ASSET                          DISTRIBUTIONS       NET INCREASE       NET ASSET
                      VALUE              NET             FROM NET           (DECREASE)          VALUE
                    BEGINNING        INVESTMENT         INVESTMENT            IN NET           END OF          TOTAL
                    0F PERIOD          INCOME             INCOME            ASSET VALUE        PERIOD        RETURN(3)
                    ---------        ----------        -------------       -------------      ---------      ---------
RETAIL A
5/31/05              $1.00             $0.010            $(0.010)               $--             $1.00          1.03%
5/31/04               1.00              0.004             (0.004)                --              1.00          0.37%
5/31/03(1)            1.00              0.004             (0.004)                --              1.00          0.37%**
10/31/02              1.00              0.009             (0.009)                --              1.00          0.88%
10/31/01              1.00              0.024             (0.024)                --              1.00          2.39%
10/31/00              1.00              0.032             (0.032)                --              1.00          3.21%

 TRUST
5/31/05               1.00              0.011             (0.011)                --              1.00          1.13%
5/31/04(2)            1.00              0.001             (0.001)                --              1.00          0.13%**



                                                               RATIOS TO AVERAGE NET ASSETS
                                                -----------------------------------------------------------

                                                 RATIO OF NET            RATIO OF              RATIO OF
                                                  INVESTMENT             OPERATING             OPERATING
                             NET ASSETS             INCOME               EXPENSES              EXPENSES
                               END OF              INCLUDING             INCLUDING             EXCLUDING
                               PERIOD           REIMBURSEMENTS/       REIMBURSEMENTS/       REIMBURSEMENTS/
                           (IN THOUSANDS)           WAIVER                WAIVER                WAIVER
                           --------------       ---------------       ---------------       ---------------
RETAIL A
5/31/05                      $  13,051               0.96%                 0.64%                 0.67%
5/31/04                        238,118               0.37%                 0.63%                 0.64%
5/31/03(1)                     269,559               0.64%*                0.63%*                0.63%*
10/31/02                       298,769               0.87%                 0.62%                 0.62%
10/31/01                       273,925               2.36%                 0.62%                 0.62%
10/31/00                       262,149               3.17%                 0.62%                 0.64%

 TRUST
5/31/05                         94,459               1.05%                 0.55%                 0.55%
5/31/04(2)                          10               0.48%*                0.53%*                1.23%*

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2)   The Fund began offering Trust Shares on March 1, 2004.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     48 & 49

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT             LESS
                                       OPERATIONS         DISTRIBUTIONS
                                       ----------         -------------

                     NET ASSET                            DISTRIBUTIONS      NET INCREASE       NET ASSET
                       VALUE               NET              FROM NET          (DECREASE)          VALUE
                     BEGINNING         INVESTMENT          INVESTMENT           IN NET           END OF           TOTAL
                     0F PERIOD           INCOME              INCOME           ASSET VALUE        PERIOD         RETURN(3)
                     ---------         ----------         -------------      ------------       ---------       ---------
RETAIL A
5/31/05               $1.00              $0.011             $(0.011)             $ --             $1.00           1.11%
5/31/04                1.00               0.004              (0.004)               --              1.00           0.42%
5/31/03(1)             1.00               0.004              (0.004)               --              1.00           0.39%**
10/31/02               1.00               0.010              (0.010)               --              1.00           1.02%
10/31/01               1.00               0.026              (0.026)               --              1.00           2.59%
10/31/00               1.00               0.033              (0.033)               --              1.00           3.31%

 TRUST
5/31/05                1.00               0.012              (0.012)               --              1.00           1.19%
5/31/04(2)             1.00               0.001              (0.001)               --              1.00           0.14%**



                                                                      RATIOS TO AVERAGE NET ASSETS
                                                     ---------------------------------------------------------------

                                                      RATIO OF NET              RATIO OF                RATIO OF
                                                        INVESTMENT              OPERATING               OPERATING
                             NET ASSETS                  INCOME                 EXPENSES                EXPENSES
                               END OF                   INCLUDING               INCLUDING               EXCLUDING
                               PERIOD                REIMBURSEMENTS/         REIMBURSEMENTS/         REIMBURSEMENTS/
                           (IN THOUSANDS)                WAIVER                  WAIVER                  WAIVER
                            -------------            ---------------         ---------------         ---------------
RETAIL A
5/31/05                      $  38,586                    1.04%                   0.60%                   0.62%
5/31/04                        283,822                    0.42%                   0.59%                   0.60%
5/31/03(1)                     411,600                    0.67%*                  0.58%*                  0.58%*
10/31/02                       447,525                    1.01%                   0.57%                   0.58%
10/31/01                       521,739                    2.55%                   0.59%                   0.59%
10/31/00                       480,835                    3.32%                   0.62%                   0.63%

 TRUST
5/31/05                        126,602                    1.12%                   0.52%                   0.53%
5/31/04(2)                         912                    0.50%*                  0.51%*                  0.52%*

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2)   The Fund began offering Trust Shares on March 1, 2004.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     50 & 51

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 INCOME FROM
                                 INVESTMENT            LESS
                                 OPERATIONS        DISTRIBUTIONS
                                 -----------       -------------



                 NET ASSET                         DISTRIBUTIONS       NET INCREASE           NET ASSET
                   VALUE             NET             FROM NET           (DECREASE)              VALUE
                 BEGINNING       INVESTMENT         INVESTMENT            IN NET               END OF          TOTAL
                 0F PERIOD         INCOME             INCOME            ASSET VALUE            PERIOD        RETURN(3)
                 ---------       ----------        -------------       ------------           ---------      ---------
RETAIL A
5/31/05           $1.00            $0.013            $(0.013)              $ --                $1.00           1.26%
5/31/04(1)         1.00             0.004             (0.004)                --                 1.00           0.41%**

 TRUST
5/31/05            1.00             0.014             (0.014)                --                 1.00           1.36%
5/31/04(2)         1.00             0.002             (0.002)                --                 1.00           0.17%**



                                                             RATIOS TO AVERAGE NET ASSETS
                                          -------------------------------------------------------------------

                                           RATIO OF NET                RATIO OF                  RATIO OF
                                            INVESTMENT                 OPERATING                 OPERATING
                  NET ASSETS                  INCOME                   EXPENSES                  EXPENSES
                    END OF                   INCLUDING                 INCLUDING                 EXCLUDING
                    PERIOD                REIMBURSEMENTS/           REIMBURSEMENTS/           REIMBURSEMENTS/
                (IN THOUSANDS)                WAIVER                    WAIVER                    WAIVER
                --------------            ---------------           ---------------           ---------------
RETAIL A
5/31/05            $ 11,022                    1.21%                     0.45%                     0.84%
5/31/04(1)           38,099                    0.57%*                    0.45%*                    0.88%*

 TRUST
5/31/05              21,146                    1.31%                     0.35%                     0.72%
5/31/04(2)            4,799                    0.68%*                    0.34%*                    0.77%*

----------
*     Annualized.

**    Not annualized.

(1)   The Fund commenced operations on September 16, 2003.

(2)   The Fund began offering Trust Shares on March 1, 2004.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     52 & 53

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The Galaxy Fund (the "Trust" or "Galaxy") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios (individually referred to as a "Fund," collectively referred to as the "Funds"):

Galaxy Money Market Fund
Galaxy Government Money Market Fund
Galaxy U.S. Treasury Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy Connecticut Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund

INVESTMENT GOALS

The Galaxy Money Market Fund and Galaxy Government Money Market Fund seek as high a level of current income as is consistent with liquidity and stability of principal. The Galaxy U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Galaxy Tax-Exempt Money Market Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. The Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund seek to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, the Massachusetts state income tax and the New York State and the New York City personal income taxes, respectively, consistent with relative stability of principal and liquidity.

FUND SHARES

Each Fund may issue an unlimited number of shares and offers two series of shares: Trust Shares and Retail A Shares. Both series of shares are offered continuously at net asset value, however, each has its own expense structure.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

Each Fund (except the Galaxy U.S. Treasury Money Market Fund) may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined to be creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex date.

DETERMINATION OF SERIES NET ASSET VALUES

All income, expenses (other than series-specific expenses, as shown on the Statement of Operations) and realized and unreal-

NOTES TO FINANCIAL STATEMENTS

ized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2005, permanent differences resulting primarily from distribution reclassifications and non-deductible tax expenses were identified and reclassified among the components of the Funds' net assets as follows:

                                     UNDISTRIBUTED/
                                   (OVERDISTRIBUTED)   ACCUMULATED
                                     NET INVESTMENT    NET REALIZED     PAID-IN
FUND                                     INCOME         GAIN/(LOSS)     CAPITAL
----                                     ------         -----------     -------

Galaxy Money Market Fund ............  $     --          $     --      $     --
Galaxy Government
  Money Market Fund .................        --                --            --
Galaxy U.S. Treasury
  Money Market Fund .................    13,397            (2,031)      (11,366)
Galaxy Tax-Exempt
  Money Market Fund .................        --                --            --
Galaxy Connecticut Municipal
  Money Market Fund .................        --                --            --
Galaxy Massachusetts Municipal
  Money Market Fund .................        --                --            --
Galaxy New York Municipal
  Money Market Fund .................        --                --            --

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the year ended May 31, 2005 and May 31, 2004 was as follows:

                                                YEAR ENDED          YEAR ENDED
                                               MAY 31, 2005        MAY 31, 2004
                                               ------------        ------------
FUNDS                                             INCOME              INCOME
-----                                             ------              ------
Galaxy Money Market Fund ............          $23,516,766          $11,356,739
Galaxy Government
  Money Market Fund .................            6,351,529            3,370,425
Galaxy U.S. Treasury
  Money Market Fund .................            8,310,423            4,450,584
Galaxy Tax-Exempt
  Money Market Fund* ................           13,637,627            7,580,520
Galaxy Connecticut Municipal
  Money Market Fund* ................            2,026,485              941,388
Galaxy Massachusetts Municipal
  Money Market Fund* ................            3,101,671            1,524,324
Galaxy New York Municipal
  Money Market Fund* ................              460,330              131,507

*     Substantially all of these distributions were made from tax-exempt income.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED
                                       ORDINARY       TAX-EXEMPT      LONG-TERM
FUND                                    INCOME          INCOME      CAPITAL GAIN
----                                    ------          ------      ------------
Galaxy Money Market Fund ...........  $2,193,492     $       --     $   24,391
Galaxy Government
  Money Market Fund ................     501,933             --             --
Galaxy U.S. Treasury
  Money Market Fund ................     615,671             --             --
Galaxy Tax-Exempt
  Money Market Fund ................          --      1,736,162             --
Galaxy Connecticut Municipal
  Money Market Fund ................          --        193,658             --
Galaxy Massachusetts Municipal
  Money Market Fund ................          --        308,141             --
Galaxy New York Municipal
  Money Market Fund ................          --         44,960             --

NOTES TO FINANCIAL STATEMENTS

The following capital loss carryforwards, determined as of May 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

FUND                                                       AMOUNT     EXPIRATION
----                                                       ------     ----------
Galaxy Government
  Money Market Fund ..............................        $   5,215        2012
                                                                102        2013
Galaxy Tax-Exempt
  Money Market Fund ..............................              184        2006
                                                                 85        2009

The following capital loss carryforwards were utilized and/or expired during the year end May 31, 2005. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

FUND                                                        AMOUNT
----                                                        ------
Galaxy Money Market Fund .........................          $ 4,476
Galaxy U.S. Treasury
  Money Market Fund ..............................            1,401
Galaxy Tax-Exempt
  Money Market Fund ..............................              107

POST OCTOBER LOSSES

Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 2005, the Galaxy Money Market Fund and Galaxy Connecticut Municipal Money Market Fund elected to defer losses of $23,494 and $440, respectively, between November 1, 2004 and May 31, 2005.

NOTE 4. FEES AND COMPENSATION

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation, is the investment advisor to the Funds. Columbia receives a monthly investment advisory fee based on average daily net assets of each of the Funds at the following annual rates:

                                        FEES ON AVERAGE        FEES ON AVERAGE
                                       DAILY NET ASSETS       DAILY NET ASSETS
FUND                                  UP TO $750,000,000      OVER $750,000,000
----                                  ------------------      -----------------
Galaxy Money Market Fund ..............      0.40%                   0.40%
Galaxy Government
   Money Market Fund ..................      0.40%                   0.40%
Galaxy Tax-Exempt
   Money Market Fund ..................      0.40%                   0.40%
Galaxy U.S. Treasury
   Money Market Fund ..................      0.40%                   0.35%
Galaxy Connecticut Municipal
   Money Market Fund ..................      0.40%                   0.35%
Galaxy Massachusetts Municipal
   Money Market Fund ..................      0.40%                   0.35%
Galaxy New York Municipal
   Money Market Fund ..................      0.40%                   0.35%

With respect to Galaxy Money Market Fund, Galaxy Government Money Market Fund and Galaxy Tax-Exempt Money Market Fund, Columbia has advised the Trust that it intends to waive its investment advisory fee payable by each Fund by 0.05% to the extent that each Fund's average daily net assets exceed $750,000,000. Columbia may revise or discontinue this arrangement only upon Board approval.

For the year ended May 31, 2005, the effective investment advisory fee rates for the Funds, after fee waivers, were as follows:

FUND                                                         EFFECTIVE FEE RATES
----                                                         -------------------
Galaxy Money Market Fund ..................................         0.375%
Galaxy Government
  Money Market Fund .......................................         0.400%
Galaxy U.S. Treasury
  Money Market Fund .......................................         0.400%
Galaxy Tax-Exempt Municipal
  Money Market Fund .......................................         0.383%
Galaxy Connecticut Municipal
  Money Market Fund .......................................         0.400%
Galaxy Massachusetts Municipal
  Money Market Fund .......................................         0.400%
Galaxy New York Municipal
  Money Market Fund .......................................         0.400%

ADMINISTRATION FEE

Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees received to PFPC (0.01375%), as the sub-administrator to the Trust.

Under its agreement with the Funds, Columbia receives a monthly administration fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $30 billion                         0.067%
           Over $30 billion                          0.050%

For the year ended May 31, 2005, the effective administration fee rate for the Funds was 0.067%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees collected to PFPC as the sub-pricing and bookkeeping agent to the Funds.

NOTES TO FINANCIAL STATEMENTS

Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rates:

           AVERAGE DAILY NET ASSETS                            ANNUAL RATE
           ------------------------                            -----------
           Under $50 million ..............................     $25,000
           Of $50 million but less than $200 million ......     $35,000
           Of $200 million but less than $500 million .....     $50,000
           Of $500 million but less than $1 billion .......     $85,000
           In excess of $1 billion ........................    $125,000

For multiple class Funds, Columbia is entitled to receive an additional annual fee of $10,000 per Fund. In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held by each Fund.

For the year ended May 31, 2005, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses and net of any fee waivers, were as follows:

FUND                                                       EFFECTIVE FEE RATES
----                                                       -------------------
Galaxy Money Market Fund ...............................         0.009%
Galaxy Government
  Money Market Fund ....................................         0.016%
Galaxy U.S. Treasury
  Money Market Fund ....................................         0.012%
Galaxy Tax-Exempt Municipal
  Money Market Fund ....................................         0.013%
Galaxy Connecticut Municipal
  Money Market Fund ....................................         0.028%
Galaxy Massachusetts Municipal
  Money Market Fund ....................................         0.021%
Galaxy New York Municipal
  Money Market Fund ....................................         0.094%

TRANSFER AGENT FEES

PFPC (the "Transfer Agent") provides shareholder services to the Funds. Retail A Shares and Trust Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series, subject to a minimum fee of $5,000 annually per Fund. Trust Shares of the Galaxy Money Market Fund, Galaxy Government Money Market Fund and Galaxy U.S. Treasury Money Market Fund also bear additional transfer agency fees in order to compensate PFPC for payments made to an affiliate of Columbia, for performing certain sub-account and administrative functions on a per-account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended May 31, 2005, the effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and net of any fee waivers, were as follows:

                                                         EFFECTIVE FEE RATES
                                                         -------------------
FUND                                                  RETAIL A           TRUST
----                                                  --------           -----
Galaxy Money Market Fund .........................     0.133%            0.008%
Galaxy Government
  Money Market Fund ..............................     0.071%            0.007%
Galaxy U.S. Treasury
  Money Market Fund ..............................     0.083%               --*
Galaxy Tax-Exempt
  Money Market Fund ..............................     0.038%               --*
Galaxy Connecticut Municipal
  Money Market Fund ..............................     0.016%               --*
Galaxy Massachusetts Municipal
  Money Market Fund ..............................     0.010%               --*
Galaxy New York Municipal
  Money Market Fund ..............................     0.023%               --*

*     Percentages were less than 0.0005%

SHAREHOLDER SERVICE FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Service Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A Shares. Payments by the Trust under the Services Plan may not exceed an annual rate of 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund. The Trust is currently limiting payments under the Services Plan to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares of each Fund.

EXPENSE LIMITS AND FEE WAIVERS

Columbia has agreed contractually to waive fees and/or reimburse the Funds other than the New York Municipal Money Market Fund to the extent that total fund operating expenses exceed the following percentages of average daily net assets:

FUND                                                   RETAIL A           TRUST
----                                                   --------           -----
Galaxy Money Market Fund .........................       0.64%            0.48%
Galaxy Government
  Money Market Fund ..............................       0.70%            0.53%
Galaxy U.S. Treasury
  Money Market Fund ..............................       0.65%            0.50%
Galaxy Tax-Exempt
  Money Market Fund ..............................       0.61%            0.48%

NOTES TO FINANCIAL STATEMENTS

FUND                                                    RETAIL A          TRUST
----                                                    --------          -----
Galaxy Connecticut Municipal
  Money Market Fund ...................................  0.64%            0.55%
Galaxy Massachusetts Municipal
  Money Market Fund ...................................  0.60%            0.52%

The contractual agreement by Columbia to waive fees and/or reimburse expenses may not be modified or terminated without the approval of the Board of Trustees.

Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the New York Municipal Money Market Fund to the extent that the total expenses of the Fund exceed 0.45% and 0.35% with respect to Retail A Shares and Trust Shares, respectively. Columbia may revise or discontinue these waivers at any time.

Prior to February 28, 2005, Columbia and its affiliates voluntarily waived fees and/or reimbursed the Funds at the annual rates described above with the exception of Galaxy Money Market Fund Retail A Shares and Galaxy Tax-Exempt Money Market Fund Retail A Shares, which were limited to 0.69% and 0.62%, respectively.

For the year ended May 31, 2005, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                       FEES           EXPENSES
FUND                                                  WAIVED         REIMBURSED
----                                                  ------         ----------
Galaxy Money Market Fund ........................   $  398,948       $   65,402
Galaxy Government
  Money Market Fund .............................        7,800           71,947
Galaxy U.S. Treasury
  Money Market Fund .............................        7,800          230,839
Galaxy Tax-Exempt
  Money Market Fund .............................      207,270           19,076
Galaxy Connecticut Municipal
  Money Market Fund .............................        7,800           35,929
Galaxy Massachusetts Municipal
  Money Market Fund .............................        7,800           31,443
Galaxy New York Municipal
  Money Market Fund .............................        7,800          133,609

FEES PAID TO OFFICERS AND TRUSTEES

The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. Effective September 9, 2004, the Board of Trustees designated a Chief Compliance Officer for the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for such expenses will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. These amounts are included in "Miscellaneous" expenses on the Statement of Operations. For the year ended May 31, 2005, the Funds paid fees to Columbia for such services as follows:

FUND                                                    FEES
----                                                    ----
Galaxy Money Market Fund .......................     $ 3,016
Galaxy Government
  Money Market Fund ............................       1,974
Galaxy U.S. Treasury
  Money Market Fund ............................       2,171
Galaxy Tax-Exempt
  Money Market Fund ............................       2,641
Galaxy Connecticut Municipal
  Money Market Fund ............................       1,723
Galaxy Massachusetts Municipal
  Money Market Fund ............................       1,824
Galaxy New York Municipal
  Money Market Fund ............................       1,534

Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath, LLP ("DB&R"). A partner of that firm serves as an officer of the Trust. For the year ended May 31, 2005, the Funds incurred legal fees from DR&R as follows:

                                                                    UNPAID AT
FUND                                                 FEES         MAY 31, 2005
----                                                 ----         ------------
Galaxy Money Market Fund .......................  $   30,799       $   30,302
Galaxy Government
  Money Market Fund ............................      15,034            8,778
Galaxy U.S. Treasury
  Money Market Fund ............................      13,292           13,657
Galaxy Tax-Exempt
  Money Market Fund ............................      31,663           22,002
Galaxy Connecticut Municipal
  Money Market Fund ............................      13,850            4,021
Galaxy Massachusetts Municipal
  Money Market Fund ............................       8,931            5,301
Galaxy New York Municipal
  Money Market Fund ............................       7,405              801

5. SHARES OF BENEFICIAL INTEREST

As of May 31, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein is as follows:

NOTES TO FINANCIAL STATEMENTS

NUMBER OF                                     % OF SHARES          % OF SHARES
FUND                                          SHAREHOLDERS      OUTSTANDING HELD
----                                          ------------      ----------------

Galaxy Money Market Fund ....................      1                  72%
Galaxy Government
   Money Market Fund ........................      1                  87%
Galaxy U.S. Treasury
   Money Market Fund ........................      1                  60%
Galaxy Tax-Exempt
   Money Market Fund ........................      1                  96%
Galaxy Connecticut Municipal
   Money Market Fund ........................      1                  88%
Galaxy Massachusetts Municipal
   Money Market Fund ........................      1                  77%
Galaxy New York Municipal
   Money Market Fund ........................      2                 100%

As of May 31, 2005, the Fund had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these shareholders may have a material effect on the fund.

                                               NUMBER OF          % OF SHARES
FUND                                          SHAREHOLDERS      OUTSTANDING HELD
----                                          ------------      ----------------
Galaxy Connecticut Municipal
   Money Market Fund ........................      1                   7%
Galaxy Massachusetts Municipal
   Money Market Fund ........................      1                  20%

6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

The Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund invest primarily in debt obligations issued, respectively, by the State of Connecticut, the Commonwealth of Massachusetts and the State of New York, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

The Galaxy Money Market Fund, Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. At May 31, 2005, investments supported by private issuers that represents greater than 5% of the total investments of the respective Funds are as follows:

MONEY MARKET
------------
Financial Guaranty Insurance Co. ..................    6.08%

TAX-EXEMPT MONEY MARKET
-----------------------
MBIA Insurance Corp. ..............................   12.16%
Financial Security Assurance, Inc. ................    9.56%
ABN AMRO Bank N.V. ................................    6.02%

CONNECTICUT MUNICIPAL MONEY MARKET
----------------------------------
Wachovia Bank .....................................    9.43%
Financial Guaranty Insurance Co. ..................    9.42%
JPMorgan Chase Bank ...............................    8.86%
MBIA Insurance Co. ................................    8.27%
AMBAC Assurance Corp. .............................    6.53%
Wells Fargo Bank, N.A. ............................    5.65%
Bank of Montreal                                       5.60%

MASSACHUSETTS MUNICIPAL MONEY MARKET
------------------------------------
MBIA Insurance Corp. ..............................    8.79%
AMBAC Assurance Corp. .............................    7.84%
Citizens Bank .....................................    7.07%
Allied Irish Banks, plc ...........................    7.01%
Comerica Bank, N.A. ...............................    5.18%

NEW YORK MUNICIPAL MONEY MARKET
-------------------------------
Allied Irish Banks, plc ...........................    7.79%
MBIA Insurance Corp. ..............................    7.48%
Financial Security Assurance, Inc. ................    6.98%
Citizens Bank .....................................    6.86%
ABN AMRO Bank N.V. ................................    6.24%
JPMorgan Chase Bank ...............................    4.78%

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which the Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds (including the Trust) have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distribu-

NOTES TO FINANCIAL STATEMENTS

tors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

On January 22, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the 1940 Act, by failing to ensure that certain funds advised by Columbia and its affiliates participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

The defendants to these actions, including Columbia and various of its affiliates, certain mutual funds advised by Columbia and its affiliates, and various trustees of such funds have denied these allegations and are contesting the plaintiff's claims. These proceedings are ongoing. However, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston Financial Corporation and its affiliated entities) have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

7. OTHER

On April 5, 2005, Columbia made a capital contribution of $18,400 and $278,908 to the Retail A Shares and Trust Shares of the Galaxy Tax-Exempt Money Market Fund, respectively. The capital contribution was consistent with the Board's procedures, in accordance with Rule 2a-7, designed to stabilize the Fund's net asset value per share at $1.00.

8. SUBSEQUENT EVENT - CHANGE IN TRANSFER AGENT (UNAUDITED)

Effective June 13, 2005, Columbia Funds Services, Inc. ("CFS"), an affiliate of Columbia, replaced PFPC as the Funds' transfer agent. CFS has contracted with Boston Financial Data Services, Inc. ("BFDS") to serve as sub-transfer agent. For such services, CFS receives a fee, paid monthly, at the annual rate of $20.00 per open account. CFS also receives reimbursement for certain out-of-pocket expenses and is entitled to retain all interest (less bank charges) on certain accounts maintained by CFS as transfer agent and certain other amounts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Galaxy Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund, Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund (seven of the portfolios comprising The Galaxy Fund, collectively referred to hereafter as the "Funds") at May 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the period ended May 31, 2003 and the three fiscal years in the period ended October 31, 2002 were audited by another independent registered public accounting firm whose report dated June 20, 2003 expressed an unqualified opinion on those highlights.

[GRAPHIC OMITTED]
PWC LOGO SIG ART

Boston, Massachusetts
July 22, 2005

TAX INFORMATION (UNAUDITED)

During the fiscal year ended May 31, 2005, the following Funds earned the following percentages of their income from direct obligations of the U.S.
Government:

                                                           U.S. GOVERNMENT
FUND                                                           INCOME
----                                                           ------
Galaxy Money Market Fund Fund ..........................        16.31%
Galaxy Government Money Market Fund ....................        55.85%
Galaxy U.S. Treasury Money Market Fund .................          100%

Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

During the year ended May 31, 2005, the following Funds earned the following percentage of their income from municipal obligations, which generally qualify as exempt from regular federal taxation:

FUND                                                         INCOME
----                                                         ------
Galaxy Tax-Exempt Money Market Fund ......................     100%
Galaxy Connecticut Municipal Money Market Fund ...........     100%
Galaxy Massachusetts Municipal Money Market Fund .........     100%
Galaxy New York Municipal Money Market Fund ..............     100%

For the fiscal year ended May 31, 2005, the percentage of distributions from net investment income subject to the alternative minimum tax are:

Galaxy Tax-Exempt Money Market Fund ......................    17.89%
Galaxy Connecticut Municipal Money Market Fund ...........    24.70%
Galaxy Massachusetts Municipal Money Market Fund .........    16.63%
Galaxy New York Municipal Money Market Fund ..............    41.40%

For the fiscal year ended May 31, 2005, the Galaxy Money Market Fund designates long-term capital gains of $24,391.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

      The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." The Funds' Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-800-345-6111.

                                                                                                 NUMBER OF
                                         YEAR FIRST                                            PORTFOLIOS IN
                                         ELECTED OR                                           FUND COMPLEX(3)
NAME, ADDRESS          POSITION(S) HELD   APPOINTED          PRINCIPAL OCCUPATION(S)              OVERSEEN     OTHER DIRECTORSHIPS
AND AGE(1)                WITH GALAXY    TO OFFICE(2)          DURING PAST 5 YEARS               BY TRUSTEE     HELD BY TRUSTEE(4)
-------------          ----------------  ------------        -----------------------          ---------------  -------------------
INDEPENDENT TRUSTEES

James M. Seed(5)           Chairman &      5/26/88    President, The Astra Ventures,                 13       Chairman and Director,
Age 64                      Trustee                   Incorporated (oil and gas exploration;                  Fischer-Watt
                                                      land development; private equity).                      Gold Co.

Louis DeThomasis            Trustee                   President, Saint Mary's University of          13       Chairman of the
Age 64                                     7/24/86    Minnesota                                               Board, GeoSpatial
                                                                                                              Services, Inc.

Kenneth A. Froot(6)         Trustee        12/5/00    Professor of Finance, Harvard University.      13                None
Age 47

Dwight E. Vicks, Jr.(5)     Trustee        4/2/86     Chairman, Director and Treasurer,              13       Director, Utica First
Age 71                                                Vicks Lithograph & Printing Corporation                 Insurance Company;
                                                      (book manufacturing).                                   Director, SBU Bank;
                                                                                                              Director, Partners
                                                                                                              Trust Financial
                                                                                                              Group; Director,
                                                                                                              Monitor Life
                                                                                                              Insurance Company;
                                                                                                              Director, Commercial
                                                                                                              Travelers Mutual
                                                                                                              Insurance Company.

INTERESTED TRUSTEE

John T. O'Neill 7           Trustee        2/25/88    Private Investor; Executive Vice               13                None
Age 60                                                President and Chief Financial Officer,
                                                      Hasbro, Inc. (toy and game
                                                      manufacturer) until December 1999.

NAME, ADDRESS                             PRINCIPAL OCCUPATION(S)
AND AGE(1)                                  DURING PAST 5 YEARS
----------                                  -------------------
OFFICERS

Christopher L. Wilson (age 47)            Head of Mutual Funds since August, 2004 and
One Financial Center                      Senior Vice President of the Advisor since
Boston, MA 02111                          January, 2005; President of the Columbia Funds,
President (since 2005)                    Liberty Funds and Stein Roe Funds since October,
                                          2004; President and Chief Executive Officer of
                                          the Nations Funds since January, 2005; President
                                          of the Galaxy Funds since April 2005; Director
                                          of Bank of America Global Liquidity Funds, plc.
                                          since May 2005; Director of Banc of America
                                          Capital Management (Ireland), Limited since May
                                          2005; Senior Vice President of BACAP
                                          Distributors LLC since January, 2005; Director
                                          of FIM Funding, Inc. since January, 2005; Senior
                                          Vice President of Columbia Funds Distributor,
                                          Inc. since January, 2005; Director of Columbia
                                          Funds Services, Inc. since January, 2005
                                          (formerly President and Chief Executive Officer,
                                          CDC IXIS Asset Management Services, Inc. from
                                          September, 1998 to August, 2004).

Glen P. Martin(8) (age 46)                Executive, Head of Business Management, National
One Financial Center                      Sales & Services, Columbia Management Group,
Boston, MA 02111                          Inc. since May 2004; Director, Money Market
Executive Vice President                  Business, Columbia Management Group, Inc. from
(since 2005)                              January 2003 to April 2004; Director, Strategy
                                          and Product Management Division, and Senior Vice
                                          President, Columbia Management Group, Inc., from
                                          March 2002 to December 2002; Interim Managing
                                          Director, Mutual Fund Division, and Senior Vice
                                          President, Fleet Investment Management, from
                                          April 2001 to March 2002; Director, Product
                                          Development and Marketing and Senior Vice
                                          President, Fleet Investment Management, from
                                          March 1999 to April 2001; Vice President of
                                          Investment Marketing Management, Fleet
                                          Investment Management, from May 1997 to 1999.

J. Kevin Connaughton (age 41)             Treasurer of the Columbia Funds and of the
One Financial Center                      Liberty All- Star Funds since December 2000;
Boston, MA 02111                          Vice President of the Advisor since April 2003
Treasurer (since 2002)                    (formerly President of the Columbia Funds from
                                          February 2004 to October 2004; Chief Accounting
                                          Officer and Controller of the Liberty Funds and
                                          of the Liberty All-Star Funds from February 1998
                                          to October 200); Treasurer of the Galaxy Funds
                                          since September 2002; Treasurer, Columbia
                                          Management Multi-Strategy Hedge Fund, LLC since
                                          December 2002 (formerly Vice President of
                                          Colonial Management Associates, Inc. from
                                          February 1998 to October 2000).

Mary Joan Hoene (age 54)                  Chief Compliance Officer of the Galaxy Funds
40 West 57th Street                       since September 2004; Chief Compliance Officer
New York, NY 10019                        of the Columbia Funds since August 2004; Chief
Chief Compliance Officer (since 2004)     Compliance Officer of the Liberty All-Star Funds
                                          since August 2004 (formerly Partner, Carter,
                                          Ledyard & Milburn LLP from January 2001 to
                                          August 2004; Counsel, Carter, Ledyard & Milburn
                                          LLP from November 1999 to December 2000; Vice
                                          President and Counsel, Equitable Life Assurance
                                          Society of the United States from April 1998 to
                                          November 1999).

Michael G. Clarke (age 34)                Chief Accounting Officer of the Columbia Funds
One Financial Center                      and of the Liberty All-Star Funds since 2004
Boston, MA 02111                          (formerly Controller of the Columbia Funds and
Chief Accounting Officer (since 2004)     of the Liberty All-Star Funds from May 2004 to
                                          October 2004; Assistant Treasurer from June 2002
                                          to May 2004; Vice President, Product Strategy &
                                          Development of the Liberty Funds Group from
                                          February 2001 to June 2002; Assistant Treasurer
                                          of the Liberty Funds and of the Liberty All-Star
                                          Funds from August 1999 to February 2001; Audit
                                          Manager, Deloitte & Touche LLP from May 1997 to
                                          August 1999).

NAME, ADDRESS                             PRINCIPAL OCCUPATION(S)
AND AGE(1)                                  DURING PAST 5 YEARS
----------                                  -------------------
OFFICERS

Jeffrey R. Coleman (age 34)               Controller of the Columbia Funds and of the
One Financial Center                      Liberty All-Star Funds since October 2004
Boston, MA 02111                          (formerly Vice President of CDC IXIS Asset
Controller (since 2004)                   Management Services, Inc. and Deputy Treasurer
                                          of CDC Nvest Funds and Loomis Sayles Funds from
                                          February 2003 to September 2004; Assistant Vice
                                          President of CDC IXIS Asset Management Services,
                                          Inc. and Assistant Treasurer of the CDC Nvest
                                          Funds from August 2000 to February 2003; Tax
                                          Manager of PFPC, Inc. from November 1996 to
                                          August 2000).

Mary Jo Reilly (age 56)                   Partner of the law firm Drinker Biddle & Reath LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
Secretary (since 2005)

-----------

(1) Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

(2) Beginning in 2005, the Trust will hold a meeting of shareholders to elect trustees every five years. Trustees in office at the time of each meeting may be eligible for re-election. Subject to the foregoing, each trustee holds office until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with the Trust's Declaration of Trust;
      (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or
      (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust's Code of Regulations; or (c) the Trust terminates.

(3) The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. As of the date of this report, each trustee oversees the thirteen portfolios of the Trust that are currently offered for sale. Galaxy is authorized to offer two additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Prior to December 2, 2004, Mr. Froot was a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.

(5) Mr. Vicks resigned as Chairman of the Board of Trustees of the Trust on December 2, 2004. Mr. Seed was elected Interim Chairman of the Board of Trustees of the Trust on December 10, 2004 and Chairman of the Board of Trustees of the Trust on May 27, 2005.

(6) Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into the Trust.

(7) Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by Bank of America Corporation.

(8) Mr. Martin served as President of Galaxy from March 4, 2004 until March 3, 2005.

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

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
                                                                 ---------------
                                                                    PRESORTED
[LOGO] GALAXY           P.O. Box 8081                                STANDARD
       FUNDS            Boston, MA 02266-8081                    US POSTAGE PAID
                                                                 NO. READING, MA
                                                                  PERMIT NO. 105
                                                                 ---------------

AMM (08/01/05) 6553

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that John T. O'Neill, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. O'Neill is not "independent" as that term is defined in paragraph (a)(2) of this item's instructions because he is considered to be an "interested person" of the registrant as defined by the Investment Company Act of 1940. He is an "interested person" of the registrant because he owns securities issued by Bank of America Corporation, the parent of the registrant's investment adviser.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed in aggregate for the seven series of the registrant whose reports to stockholders are included in this annual filing. Effective March 4, 2004, these series of the registrant engaged new independent accountants. Unless otherwise noted, fees disclosed below represent fees paid or accrued to the current and predecessor principal accountants while each was engaged by the registrant.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2005 and May 31, 2004 are approximately as follows:

                                2005        2004
                                $130,500    $130,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2005 and May 31, 2004 are approximately as follows:

                                2005         2004
                                $22,400      $28,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2005 and May 31, 2004 are approximately as follows:

                                2005         2004
                                $14,500      $14,000

Tax Fees in both fiscal years 2005 and 2004 consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2005 and May 31, 2004 are as follows:

                                2005         2004
                                $0           $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimus" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The  Policy  does  not  delegate  the  Audit  Committee's   responsibilities  to
pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

      o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;
      o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration and Fund counsel;
      o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request; and
      o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other independent member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee, the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.      REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

o A general description of the services,
o Actual billed and projected fees, and
o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended May 31, 2005 and May 31, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended May 31, 2005 and May 31, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended May 31, 2005 and May 31, 2004, there were no Audit-Related Fees, Tax Fees or All Other Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended May 31, 2005 and May 31, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND

By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date     JULY 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date     JULY 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date     JULY 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.